================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act file number 811-08727

                   SunAmerica Senior Floating Rate Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  John T. Genoy
                              Senior Vice President
                        SunAmerica Asset Management, LLC
                   Harborside 5, 185 Hudson Street, Suite 3300
                              Jersey City, NJ 07311
                   -------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31
Date of reporting period: June 30, 2018

================================================================================

Item 1. Reports to Stockholders

                                                        SEMI-ANNUAL REPORT 2018

AIG
Senior Floating
Rate Fund

                                    [GRAPHIC]




[LOGO]

                                 aig.com/funds

                        Table of Contents


            SHAREHOLDERS' LETTER................................   2
            EXPENSE EXAMPLE.....................................   4
            STATEMENT OF ASSETS AND LIABILITIES.................   6
            STATEMENT OF OPERATIONS.............................   7
            STATEMENT OF CHANGES IN NET ASSETS..................   8
            FINANCIAL HIGHLIGHTS................................   9
            PORTFOLIO OF INVESTMENTS............................  10
            NOTES TO FINANCIAL STATEMENTS.......................  23
            APPROVAL OF THE INVESTMENT ADVISORY AND SUBADVISORY
            AGREEMENTS..........................................  38

        June 30, 2018                                         SEMI-ANNUAL REPORT

        Shareholders' Letter -- (unaudited)

Dear Shareholders,

We are pleased to present this semi-annual report for the AIG Senior Floating Rate Fund (the "Fund") for the six-month period ended June 30, 2018.

Overall, fixed income markets struggled during the semi-annual period. Sovereign yields outside of Europe moved higher, driven by continued global economic growth momentum and rising inflation expectations. Government bonds enjoyed short-lived periods of strength amid escalating tensions between the U.S. and its trade partners, as well as bouts of elevated political uncertainty in Europe. Most non-government bond sectors underperformed government bonds for the semi-annual period overall. Credit spreads widened on a pickup in equity market volatility, lower demand as U.S. firms repatriated overseas funds, higher currency hedging costs, concerns about increased leverage, and heavy supply from an increase in mergers and acquisitions. The notable exception was high yield corporate bonds, which posted positive returns on continued demand for income and a scarcity of supply. The U.S. dollar came under pressure amid protectionist rhetoric during the first calendar quarter but then rallied versus most currencies during the second quarter of 2018 as strong U.S. economic data reinforced expectations that U.S. policy rates were likely to continue to move higher.

The U.S. Federal Reserve (the "Fed") raised interest rates in March and June 2018, as expected, and forecasted two additional rate increases later in 2018. The Fed upgraded its economic growth and employment projections and shifted inflation expectations higher. Elsewhere, global monetary policies diverged. The European Central Bank announced its quantitative easing program would end in December 2018 but pledged to keep policy rates unchanged at least through the summer of 2019. The People's Bank of China unexpectedly cut its reserve requirement ratio for most banks to free up lending for small businesses. The Bank of England maintained its policy rate and asset purchase program after economic growth in the U.K. fell shy of its forecasts. The Bank of Japan pushed back against speculation it would unwind stimulus by pledging "unlimited" purchases of government bonds to maintain its zero-interest rate policy.

Amid this backdrop, floating rate loans, as represented by the S&P/LSTA Leveraged Loan Index,/*/ returned 2.16% during the semi-annual period ended June 30, 2018, significantly outperforming the broad U.S. fixed income market. The Bloomberg Barclays U.S. Aggregate Bond Index/*/ returned -1.62% for the same time period.

During the semi-annual period, lower quality loans outperformed. The sector's overall credit fundamentals remained stable -- elevated interest coverage helped to mitigate higher leverage -- and bank loan valuations appeared attractive, in our view. Bank loan mutual funds experienced inflows of $11.9 billion during the semi-annual period./**/ Gross U.S. collateralized loan obligation (CLO) volume, one of the main sources of demand for bank loans, totaled $64 billion for the six-month period.+ The trailing 12-month loan default rate, examined by principal amount, was 1.99% at the end of the semi-annual period, as compared to 1.84% at the end of 2017 and 1.49% at the end of 2016, but still below historical averages.++

On the following pages, you will find financial statements and portfolio information for the Fund for the semi-annual period ended June 30, 2018.

        June 30, 2018                                         SEMI-ANNUAL REPORT

As always, we remain diligent in the management of your assets. We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,

THE AIG SENIOR FLOATING RATE FUND PORTFOLIO MANAGER
Jeffrey W. Heuer
Wellington Management Company LLP



--------
Past performance is no guarantee of future results.

* The S&P/LSTA Leveraged Loan Index (LLI) reflects the market-weighted performance of U.S. dollar-denominated institutional leveraged loans. The LLI is the only domestic leveraged loan index that utilizes real-time market weightings, spreads and interest payments. The Bloomberg Barclays U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Indices are not managed and an investor cannot invest directly into an index.

** Source: Lipper, Inc.

+  Source: S&P Leveraged Commentary & Data

++ Source: JP Morgan

The Fund is not a money market fund and its net asset value may fluctuate. Investments in loans involve certain risks including nonpayment of principal and interest; collateral impairment; non-diversification and borrower industry concentration; and lack of an active trading market, in certain cases, which may impair the Fund's ability to obtain full value for loans sold. The Fund may invest all or substantially all of its assets in loans or other securities (e.g., unsecured loans or high yield securities) that are rated below investment grade, or in comparable unrated securities. Credit risks include the possibility of a default on the loan or bankruptcy of the borrower. The value of these loans is subject to a greater degree of volatility in response to interest rate fluctuations.

        SunAmerica Senior Floating Rate Fund, Inc.
        EXPENSE EXAMPLE -- June 30, 2018 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of the AIG Senior Floating Rate Fund (the "Fund"), you may incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges and (2) ongoing costs, including management fees, distribution and account maintenance fees, and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2018 and held until June 30, 2018.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2018" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended June 30, 2018" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended June 30, 2018" column and the "Annualized Expense Ratio" column do not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Fund's prospectus, your retirement plan documents and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended June 30, 2018" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended June 30, 2018" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended June 30, 2018" column and the "Annualized Expense Ratio" column do not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Fund's prospectus, your retirement plan document and/or materials from your financial adviser for full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended June 30, 2018" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges and administrative fees, if applicable to your account. Please refer to the Fund's prospectus, qualified retirement plan document and/or materials from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SunAmerica Senior Floating Rate Fund, Inc.
        EXPENSE EXAMPLE -- June 30, 2018 -- (unaudited) (continued)


                                  Actual                                           Hypothetical
             ------------------------------------------------- -----------------------------------------------------
                                   Ending                                          Ending Account
                                Account Value  Expenses Paid                         Value Using     Expenses Paid
                 Beginning      Using Actual     During the        Beginning      a Hypothetical 5%    During the    Annualized
               Account Value      Return at   Six Months Ended   Account Value    Annual Return at  Six Months Ended  Expense
             at January 1, 2018 June 30, 2018  June 30, 2018*  at January 1, 2018   June 30, 2018    June 30, 2018*    Ratio*
             ------------------ ------------- ---------------- ------------------ ----------------- ---------------- ----------
AIG Senior Floating Rate Fund#
   Class A..     $1,000.00        $1,016.62        $6.70           $1,000.00          $1,018.15          $6.71          1.34%
   Class C..     $1,000.00        $1,014.96        $8.44           $1,000.00          $1,016.41          $8.45          1.69%
   Class W..     $1,000.00        $1,017.64        $5.70           $1,000.00          $1,019.14          $5.71          1.14%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days then divided by 365 days (to reflect the one-half year period). These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your qualified retirement plan document and/or materials from your financial advisor for more information.
# During the stated period, the investment adviser either waived a portion of or all of the fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2018" and the "Annualized Expense Ratio" would have been higher.

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF ASSETS AND LIABILITIES -- June 30, 2018 -- (unaudited)

                                                                                                          AIG
                                                                                                        Senior
                                                                                                     Floating Rate
                                                                                                         Fund
                                                                                                     -------------
ASSETS:
Investments at value (unaffiliated)*................................................................ $240,220,484
Repurchase agreements (cost approximates value).....................................................    1,300,000
Cash................................................................................................        1,000
Foreign cash*.......................................................................................      322,868
Receivable for:.....................................................................................
  Fund shares sold..................................................................................      852,453
  Dividends and interest............................................................................    1,406,962
  Investments sold..................................................................................      524,899
  Investments sold on an extended settlement basis..................................................    6,232,407
  Receipts on swap contracts........................................................................        1,667
Prepaid expenses and other assets...................................................................        7,599
Due from investment adviser for expense reimbursements/fee waivers..................................      180,519
Swap premiums paid..................................................................................      119,760
                                                                                                     ------------
  Total assets......................................................................................  251,170,618
                                                                                                     ------------
LIABILITIES:
Payable for:
  Fund shares redeemed..............................................................................      467,623
  Investments purchased.............................................................................    1,068,550
  Investments purchased on an extended settlement basis.............................................   11,752,379
  Investment advisory and management fees...........................................................      165,120
  Distribution and service maintenance fees.........................................................       98,344
  Administration fees...............................................................................       60,247
  Transfer agent fees and expenses..................................................................       48,285
  Directors' fees and expenses......................................................................        1,208
  Other accrued expenses............................................................................      198,655
Dividends payable...................................................................................      105,126
Commitments (Note 10)...............................................................................      628,646
Due to Broker.......................................................................................        3,369
Unrealized depreciation on forward foreign currency contracts.......................................       26,316
Unrealized depreciation on swap contracts...........................................................        3,094
                                                                                                     ------------
  Total liabilities.................................................................................   14,626,962
                                                                                                     ------------
   Net Assets....................................................................................... $236,543,656
                                                                                                     ============
NET ASSETS REPRESENTED BY:
Common stock, $001 par value........................................................................ $    293,025
Additional paid-in capital..........................................................................  265,185,032
                                                                                                     ------------
                                                                                                      265,478,057
Accumulated undistributed net investment income (loss)..............................................       (4,638)
Accumulated undistributed net realized gain (loss) on investments and foreign exchange transactions.  (24,396,600)
Unrealized appreciation (depreciation) on investments...............................................   (4,511,985)
Unrealized appreciation on swap contracts...........................................................       (3,094)
Unrealized foreign exchange gain (loss) on other assets and liabilities.............................      (18,084)
                                                                                                     ------------
   Net Assets....................................................................................... $236,543,656
                                                                                                     ============
Class A:
Net assets.......................................................................................... $113,713,818
Shares outstanding..................................................................................   14,084,738
Net asset value and redemption price per share......................................................         8.07
Maximum sales charge (3.75% of offering price)......................................................         0.31
                                                                                                     ------------
Maximum offering price to public.................................................................... $       8.38
                                                                                                     ============
Class C:
Net assets.......................................................................................... $101,713,407
Shares outstanding..................................................................................   12,606,099
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charges)....................................... $       8.07
                                                                                                     ============
Class W:
Net assets.......................................................................................... $ 21,116,431
Shares outstanding..................................................................................    2,611,635
Net asset value, offering and redemption price per share............................................ $       8.09
                                                                                                     ============
*Cost
  Investments securities (unaffiliated)............................................................. $244,732,469
                                                                                                     ============
  Foreign cash...................................................................................... $    322,840
                                                                                                     ============

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF OPERATIONS -- For the six months ended June 30, 2018 -- (unaudited)

                                                                                                                AIG
                                                                                                              Senior
                                                                                                           Floating Rate
                                                                                                               Fund
                                                                                                           -------------
INVESTMENT INCOME:
Interest (unaffiliated) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ...... $   6,004,983
Dividends (unaffiliated) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ...        20,658
Facility and other fee income (Note 2)....................................................................       197,078
                                                                                                           -------------
   Total investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ...............     6,222,719
                                                                                                           -------------
EXPENSES:
Investment advisory and management fees . . . . . . . . . . . . . . . . . . . . ..........................     1,013,897
Administrative fees.......................................................................................       238,564
Distribution and account maintenance fees:
  Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ....       177,272
  Class C . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ....       438,551
Service fees:
  Class W . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ....        14,522
Transfer agent fees and expenses:
  Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ....       118,031
  Class C . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ....       133,999
  Class W . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ....        21,425
Registration fees:
  Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ....        17,050
  Class C . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ....        17,031
  Class W . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ....        13,704
Accounting service fees...................................................................................         9,240
Custodian and accounting fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ................        40,635
Reports to shareholders . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ............        76,484
Audit and tax fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .......        50,960
Legal fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ...        22,421
Directors' fees and expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .............        39,615
Interest expense . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .......            --
Other expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .......        18,183
                                                                                                           -------------
   Total expenses before fee waivers and expense reimbursements...........................................     2,461,584
   Fees waived and expenses reimbursed by the investment adviser (Note 5).................................      (677,173)
                                                                                                           -------------
   Net expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ........     1,784,411
                                                                                                           -------------
Net investment income (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ...........     4,438,308
                                                                                                           -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
  Investments (unaffiliated)..............................................................................    (1,428,160)
  Forward contracts.......................................................................................       280,657
  Swap contracts..........................................................................................        32,854
Net realized foreign exchange gain (loss) on other assets and liabilities . . . . . . . . . . . . . . . ..       (46,122)
                                                                                                           -------------
Net realized gain (loss) on investments and foreign currencies . . . . . . . .............................    (1,160,771)
                                                                                                           -------------
Change in unrealized appreciation (depreciation) on:
  Investments (unaffiliated)..............................................................................       522,903
  Forward contracts.......................................................................................        23,905
  Swap contracts..........................................................................................        (3,094)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.........................        41,602
                                                                                                           -------------
Net unrealized gain (loss) on investments and foreign currencies..........................................       585,316
                                                                                                           -------------
Net realized and unrealized gain (loss) on investments and foreign currencies.............................      (575,455)
                                                                                                           -------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS............................................... $   3,862,853
                                                                                                           =============

See Notes to Financial Statements.

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF CHANGES IN NET ASSETS

                                                                                                        AIG
                                                                                                  Senior Floating
                                                                                                     Rate Fund
                                                                                         --------------------------------
                                                                                             For the
                                                                                           six months
                                                                                              ended           For the year
                                                                                            June 30,             ended
                                                                                              2018            December 31,
                                                                                           (unaudited)            2017
                                                                                         ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income (loss).......................................................... $     4,438,308    $     9,603,218
  Net realized gain (loss) on investments and foreign currencies........................      (1,160,771)        (2,626,477)
  Net unrealized gain (loss) on investments and foreign currencies......................         585,316          3,842,840
                                                                                         ---------------    ---------------
Net increase (decrease) in net assets resulting from operations.........................       3,862,853         10,819,581
                                                                                         ---------------    ---------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................      (1,989,110)        (4,380,612)
  Net investment income (Class C).......................................................      (2,021,740)        (4,997,645)
  Net investment income (Class W).......................................................        (394,279)          (251,108)
                                                                                         ---------------    ---------------
Total distributions to shareholders.....................................................      (4,405,129)        (9,629,365)
                                                                                         ---------------    ---------------
Net increase (decrease) in net assets resulting from capital share transactions (Note3).     (11,951,904)       (39,480,646)
                                                                                         ---------------    ---------------
Total increase (decrease) in net assets.................................................     (12,494,180)       (38,290,430)
NET ASSETS:
Beginning of period.....................................................................     249,037,836        287,328,266
                                                                                         ---------------    ---------------
End of period+.......................................................................... $   236,543,656    $   249,037,836
                                                                                         ===============    ===============
+Includes accumulated undistributed net investment income (loss)........................ $        (4,638)   $       (37,817)
                                                                                         ===============    ===============

--------
+  See Note 1

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        FINANCIAL HIGHLIGHTS

                                                            AIG Senior Floating Rate Fund
                                                            -----------------------------
                                   Net gain
                                   (loss) on
                Net               investments                        Dividends           Net               Net     Ratio of
               Asset                 (both               Dividends   from net           Asset            Assets,   expenses
              Value,      Net      realized   Total from  from net   realized    Total  Value,           end of   to average
   Period    beginning investment     and     investment investment  gains on   Distri- end of   Total   period      net
   Ended     of period income(1)  unrealized) operations   income   investments butions period Return(2) (000's)  assets(3)
------------ --------- ---------- ----------- ---------- ---------- ----------- ------- ------ --------- -------- ----------
                                                                     Class A
                                                                     -------
12/31/13       $8.26     $0.33      $ 0.08      $ 0.41     $(0.33)   $     --   $(0.33) $8.34     5.08%  $195,309    1.45%
12/31/14        8.34      0.31       (0.29)       0.02      (0.31)         --    (0.31)  8.05     0.20    150,966    1.45
12/31/15        8.05      0.33       (0.44)      (0.11)     (0.33)         --    (0.33)  7.61    (1.42)   114,375    1.45
12/31/16        7.61      0.31        0.44        0.75      (0.30)         --    (0.30)  8.06    10.08    131,640    1.45
12/31/17        8.06      0.30        0.03        0.33      (0.30)         --    (0.30)  8.09     4.14     93,346    1.45
06/30/18(5)     8.09      0.15       (0.01)       0.14      (0.16)         --    (0.16)  8.07     1.66    113,714    1.34(4)
                                                                     Class C
                                                                     -------
12/31/13       $8.25     $0.30      $ 0.10      $ 0.40     $(0.31)   $     --   $(0.31) $8.34     4.89%  $241,976    1.75%
12/31/14        8.34      0.29       (0.30)      (0.01)     (0.28)         --    (0.28)  8.05    (0.10)   217,174    1.75
12/31/15        8.05      0.31       (0.45)      (0.14)     (0.31)         --    (0.31)  7.60    (1.85)   172,236    1.75
12/31/16        7.60      0.29        0.44        0.73      (0.28)         --    (0.28)  8.05     9.76    155,688    1.75
12/31/17        8.05      0.28        0.03        0.31      (0.27)         --    (0.27)  8.09     3.96    135,902    1.75
06/30/18(5)     8.09      0.15       (0.03)       0.12      (0.14)         --    (0.14)  8.07     1.50    101,713    1.69(4)
                                                                     Class W
                                                                     -------
04/20/17 @ -
12/31/17       $8.11     $0.25      $(0.03)     $ 0.22     $(0.22)   $     --   $(0.22) $8.11     2.69%  $ 19,790    1.25%(4)
06/30/18(5)     8.11      0.16       (0.02)       0.14      (0.16)         --    (0.16)  8.09     1.76     21,116    1.14(4)



  Ratio of
     net
 investment
  income to
   average    Portfolio
net assets(3) Turnover
------------- ---------


    3.98%        84%
    3.73         65
    4.14         48
    3.95         60
    3.69         68
    3.85(4)      25


    3.68%        84%
    3.44         65
    3.84         48
    3.68         60
    3.38         68
    3.55(4)      25



    3.72%(4)     68%
    4.08(4)      25

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load but does include expense reimbursements.
(3)Net of the following expense waivers and/or reimbursements, if applicable (based on average daily net assets) (see Note 5):

                     12/31/13 12/31/14 12/31/15 12/31/16 12/31/17  06/30/18(4)(5)
                     -------- -------- -------- -------- --------  --------------
Class A.............   0.34%    0.32%    0.34%    0.33%    0.38%        0.54%
Class C.............   0.43     0.41     0.44     0.42     0.48         0.58
Class W.............     --       --       --       --     0.50(4)      0.64

(4)Annualized
(5)Unaudited
@  Inception date of class.

See Notes to Financial Statements

        AIG Senior Floating Rate Fund
        PORTFOLIO PROFILE -- June 30, 2018 -- (unaudited)

      Industry Allocation*
      Media.......................................................   8.0%
      Hotels, Restaurants & Leisure...............................   8.0
      Health Care Providers & Services............................   6.9
      IT Services.................................................   6.1
      Machinery...................................................   5.6
      Software....................................................   5.4
      Oil, Gas & Consumable Fuels.................................   5.4
      Containers & Packaging......................................   5.2
      Insurance...................................................   4.1
      Chemicals...................................................   3.3
      Food Products...............................................   3.2
      Specialty Retail............................................   3.0
      Commercial Services & Supplies..............................   2.7
      Construction & Engineering..................................   2.5
      Trading Companies & Distributors............................   2.3
      Consumer Finance............................................   2.0
      Capital Markets.............................................   2.0
      Pharmaceuticals.............................................   1.9
      Health Care Equipment & Supplies............................   1.8
      Diversified Telecommunication Services......................   1.7
      Personal Products...........................................   1.5
      Metals & Mining.............................................   1.4
      Electronic Equipment, Instruments & Components..............   1.3
      Internet & Direct Marketing Retail..........................   1.3
      Building Products...........................................   1.3
      Food & Staples Retailing....................................   1.0
      Diversified Financial Services..............................   1.0
      Real Estate Investment Trusts...............................   1.0
      Wireless Telecommunication Services.........................   0.9
      Internet Software & Services................................   0.8
      Industrial Conglomerates....................................   0.8
      Household Products..........................................   0.8
      Electric Utilities..........................................   0.7
      Road & Rail.................................................   0.7
      Life Sciences Tools & Services..............................   0.7
      Aerospace & Defense.........................................   0.7
      Banks.......................................................   0.7
      Semiconductors & Semiconductor Equipment....................   0.7
      Leisure Equipment & Products................................   0.7
      Construction Materials......................................   0.6
      Professional Services.......................................   0.4
      Energy Equipment & Services.................................   0.4
      Real Estate Management & Development........................   0.3
      Household Durables..........................................   0.3
      Multiline Retail............................................   0.3
      Electrical Equipment........................................   0.3
      Diversified Consumer Services...............................   0.2
      Water Utilities.............................................   0.2
      Multi Utilities.............................................   0.0
                                                                   -----
                                                                   102.1%
                                                                   =====

      Credit Quality+#
      Baa3........................................................   1.5%
      Baa2........................................................   0.4
      Ba3.........................................................  17.1
      Ba2.........................................................  16.0
      Ba1.........................................................   3.1
      B3..........................................................   9.0
      B2..........................................................  17.8
      B1..........................................................  25.1
      Caa3........................................................   0.1
      Caa2........................................................   4.1
      Caa1........................................................   4.5
      Not Rated@..................................................   1.3
                                                                   -----
                                                                   100.0%
                                                                   =====

--------
*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Moody's
# Calculated as a percentage of total debt issues, excluding short-term securities.

        AIG Senior Floating Rate Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2018 -- (unaudited)

                                                         Ratings /(1)/
                                                         ------------
                                                                       Interest    Reference     Maturity   Principal
          Industry Description                  Type     Moody's  S&P    Rate        Rate       Date /(2)/  Amount**
------------------------------------------------------------------------------------------------------------------------
LOANS /(3) (4)/ -- 94.1%
Aerospace & Defense -- 0.7%
  TransDigm Group, Inc..................... BTL-F         Ba2      B+    4.59%     1 ML+2.50%   06/09/2023 $  1,135,359
  TransDigm Group, Inc..................... BTL-E         Ba2      B+    4.59      1 ML+2.50%   05/30/2025      453,863



Building Products -- 1.2%
  Summit Materials LLC..................... BTL-B         Ba2     BBB-   4.10      1 ML+2.00%   11/21/2024      905,450
  Wilsonart LLC............................ BTL-D          B2      B+    5.59      3 ML+3.25%   12/19/2023    2,017,495



Capital Markets -- 2.0%
  AlixPartners LLP......................... BTL-B          B2      B+    4.84      3 ML+2.75%   04/04/2024    1,693,562
  Fortress Investment Group LLC............ BTL-B         Baa3     BB    4.09      1 ML+2.00%   12/27/2022      643,454
  NFP Corp................................. BTL-B          B2      B     5.09      1 ML+3.00%   01/08/2024      720,510
  Russell Investments U.S. Institutional
   Holdco, Inc............................. BTL-B         Ba2     BB-    5.58      3 ML+3.25%   06/01/2023    1,617,000



Chemicals -- 3.3%
  Allnex (Lux) & Cy SCA.................... BTL-B2         B1      B     5.57      3 ML+3.25%   09/13/2023      333,775
  Allnex USA, Inc.......................... BTL-B3         B1      B     5.57      3 ML+3.25%   09/13/2023      251,474
  CTC AcquiCo GmbH......................... BTL-B          B2      B     3.00      3 ME+3.00%   03/07/2025  EUR 410,000
  Chemours Co.............................. BTL-B         Baa3    BBB-   3.85      1 ML+1.75%   04/03/2025      354,663
  DuBois Chemicals, Inc.................... 1st Lien       B1      B-    5.34      1 ML+3.25%   03/15/2024      988,517
  Gates Global LLC......................... BTL-B          B1      B+    5.08      3 ML+2.75%   04/01/2024      506,940
  H.B. Fuller Company...................... BTL-B         Ba2     BB+    4.08      1 ML+2.00%   10/20/2024    1,625,298
  MacDermid, Inc........................... BTL-B6         B2     BB-    5.09      1 ML+3.00%   06/07/2023      502,087
  Minerals Technologies, Inc............... BTL-B         Ba2     BB+  4.33-4.35   1 ML+2.25%   02/14/2024      667,311
  Minerals Technologies, Inc............... BTL-B         Ba2     BB+    4.59      3 ML+2.25%   02/14/2024      225,824
  Tronox Blocked Borrower LLC.............. BTL-B         Ba3     BB-    5.09      3 ML+3.00%   09/22/2024      288,397
  Tronox Finance LLC....................... BTL-B         Ba3     BB-    5.09      1 ML+3.00%   09/22/2024      665,531
  U.S. Coating Acquisition, Inc............ BTL-B3        Ba1     BBB-   4.08      3 ML+1.75%   06/01/2024      458,850
  WR Grace & Co............................ BTL-B1        Ba1     BBB-   4.08      1 ML+1.75%   04/03/2025      186,053
  WR Grace & Co............................ BTL-B2        Ba1     BBB-   4.08      3 ML+1.75%   04/03/2025      318,947



Commercial Services & Supplies -- 2.7%
  ADS Waste Holdings, Inc.................. BTL-B3        Ba3     BB+    4.23      1 WL+2.25%   11/10/2023    1,009,016
  Brickman Group, Ltd...................... 1st Lien       B2      B     5.09      1 ML+3.00%   12/18/2020    1,104,759
  Brickman Group, Ltd...................... 1st Lien       B2      B     7.00    USFRBPLR+2.00% 12/18/2020      270,574
  Brickman Group, Ltd...................... 2nd Lien      Caa1    CCC+   8.59      1 ML+6.50%   12/17/2021    1,048,979
  Clean Harbors, Inc....................... BTL-B         Ba1     BBB-   3.84      1 ML+1.75%   06/27/2024      747,450
  KAR Auction Services, Inc................ BTL-B5        Ba2     BB-    4.63      1 ML+2.50%   03/09/2023      435,050
  PSAV Holdings LLC........................ 1st Lien       B2      B   5.23-5.25   1 ML+3.25%   03/01/2025      867,825
  PSAV Holdings LLC........................ 2nd Lien      Caa2    CCC+   9.34      1 ML+7.25%   09/01/2025      870,000



Construction & Engineering -- 2.1%
  ATS Consolidated, Inc.................... 1st Lien       B1      B     5.84      1 ML+3.75%   02/28/2025      364,087
  ATS Consolidated, Inc.................... 2nd Lien      Caa1    CCC+   9.84      1 ML+7.75%   02/23/2026      225,000
  Brand Energy & Infrastructure Services,
   Inc..................................... BTL            B3      B   6.58-6.61   3 ML+4.25%   06/21/2024    2,227,500
  Gopher Sub, Inc.(7)...................... Delayed Draw   B2      B     3.00                   02/03/2025       26,582
  Gopher Sub, Inc.......................... Delayed Draw   B2      B     5.09      1 ML+3.00%   02/03/2025       10,509
  Gopher Sub, Inc.......................... 1st Lien       B2      B     5.09      1 ML+3.00%   02/03/2025      345,319
  Gopher Sub, Inc.......................... 2nd Lien      Caa2    CCC    9.08      3 ML+6.75%   02/02/2026      190,000
  Ply Gem Industries, Inc.................. BTL-B          B2      B     6.09      3 ML+3.75%   04/12/2025      835,000
  Reece Ltd................................ BTL-B         Ba1     BB+     TBD                   07/02/2025      630,000





                                              Value
          Industry Description               (Note 2)
------------------------------------------------------
LOANS /(3) (4)/ -- 94.1%
Aerospace & Defense -- 0.7%
  TransDigm Group, Inc..................... $1,129,752
  TransDigm Group, Inc.....................    451,431
                                            ----------
                                             1,581,183
                                            ----------
Building Products -- 1.2%
  Summit Materials LLC.....................    902,055
  Wilsonart LLC............................  2,011,442
                                            ----------
                                             2,913,497
                                            ----------
Capital Markets -- 2.0%
  AlixPartners LLP.........................  1,690,917
  Fortress Investment Group LLC............    643,319
  NFP Corp.................................    715,106
  Russell Investments U.S. Institutional
   Holdco, Inc.............................  1,619,021
                                            ----------
                                             4,668,363
                                            ----------
Chemicals -- 3.3%
  Allnex (Lux) & Cy SCA....................    332,106
  Allnex USA, Inc..........................    250,216
  CTC AcquiCo GmbH.........................    472,556
  Chemours Co..............................    350,229
  DuBois Chemicals, Inc....................    984,810
  Gates Global LLC.........................    506,306
  H.B. Fuller Company......................  1,612,601
  MacDermid, Inc...........................    502,715
  Minerals Technologies, Inc...............    671,482
  Minerals Technologies, Inc...............    227,235
  Tronox Blocked Borrower LLC..............    288,157
  Tronox Finance LLC.......................    664,977
  U.S. Coating Acquisition, Inc............    456,212
  WR Grace & Co............................    185,549
  WR Grace & Co............................    318,084
                                            ----------
                                             7,823,235
                                            ----------
Commercial Services & Supplies -- 2.7%
  ADS Waste Holdings, Inc..................  1,005,454
  Brickman Group, Ltd......................  1,104,530
  Brickman Group, Ltd......................    270,517
  Brickman Group, Ltd......................  1,052,350
  Clean Harbors, Inc.......................    744,647
  KAR Auction Services, Inc................    435,594
  PSAV Holdings LLC........................    858,062
  PSAV Holdings LLC........................    863,475
                                            ----------
                                             6,334,629
                                            ----------
Construction & Engineering -- 2.1%
  ATS Consolidated, Inc....................    364,201
  ATS Consolidated, Inc....................    226,688
  Brand Energy & Infrastructure Services,
   Inc.....................................  2,228,765
  Gopher Sub, Inc.(7)......................     26,316
  Gopher Sub, Inc..........................     10,404
  Gopher Sub, Inc..........................    341,865
  Gopher Sub, Inc..........................    190,950
  Ply Gem Industries, Inc..................    833,173
  Reece Ltd................................    630,788
                                            ----------
                                             4,853,150
                                            ----------

        AIG Senior Floating Rate Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2018 -- (unaudited) (continued)

                                                      Ratings /(1)/
                                                      ------------
                                                                    Interest    Reference     Maturity   Principal     Value
        Industry Description                Type      Moody's  S&P    Rate        Rate       Date /(2)/  Amount**     (Note 2)
--------------------------------------------------------------------------------------------------------------------------------
Construction Materials -- 0.6%
  Quikrete Holdings, Inc.............. 1st Lien         B1     BB-    4.84%     1 ML+2.75%   11/15/2023 $  1,403,846 $ 1,396,827
                                                                                                                     -----------
Consumer Finance -- 1.6%
  Capital Automotive LP............... 2nd Lien         B3     CCC+   8.10      1 ML+6.00%   03/24/2025      447,501     449,599
  GreenSky Holdings, Inc.............. BTL-B            B1      B+    5.38      1 ML+3.25%   03/29/2025    1,745,625   1,754,353
  Vantiv LLC.......................... BTL-B4          Ba2     BBB-    TBD                   08/09/2024    1,072,313   1,068,459
  Vantiv LLC.......................... BTL-B3          Ba2     BBB-   3.79      3 ML+1.75%   10/14/2023      609,808     607,807
                                                                                                                     -----------
                                                                                                                       3,880,218
                                                                                                                     -----------
Containers & Packaging -- 4.4%
  Berry Plastics Holding Corp......... BTL-Q           Ba2     BBB- 4.05-4.09   1 ML+2.00%   10/01/2022    2,373,202   2,368,752
  Berlin Packaging LLC................ BTL-B            B3      B   4.99-5.10   1 ML+3.00%   11/07/2025      317,975     315,931
  Berlin Packaging LLC................ BTL-B            B3      B     5.34      3 ML+3.00%   11/07/2025       37,025      36,787
  Crown Holdings, Inc................. BTL-B           Baa2    BB+    4.31      3 ML+2.00%   04/03/2025      520,000     520,072
  Crown Holdings, Inc................. BTL             Baa2    BB+    2.38      3 ME+2.38%   04/03/2025  EUR 390,000     453,355
  Flex Acquisition Co., Inc........... 1st Lien         B1      B     5.31      3 ML+3.00%   12/29/2023    1,534,500   1,527,923
  Flex Acquisition Co., Inc........... BTL-B            B1      B      TBD                   06/29/2025      500,000     500,000
  Plastipak Holdings, Inc............. BTL-B           Ba3     BB-    4.60      1 ML+2.50%   10/14/2024      630,238     625,707
  ProAmpac PG Borrower LLC............ 1st Lien         B3      B   5.50-5.58   1 ML+3.50%   11/18/2023      870,109     870,472
  ProAmpac PG Borrower LLC............ 1st Lien         B3      B     5.86      3 ML+3.50%   11/18/2023      169,702     169,773
  ProAmpac PG Borrower LLC............ 1st Lien         B3      B     7.50    USFRBPLR+2.50% 11/18/2023        2,646       2,647
  ProAmpac PG Borrower LLC............ 2nd Lien        Caa2    CCC+   10.58     1 ML+8.50%   11/18/2024      385,000     389,331
  Reynolds Group Holdings, Inc........ BTL              B1      B+    4.84      1 ML+2.75%   02/05/2023    2,588,986   2,583,234
                                                                                                                     -----------
                                                                                                                      10,363,984
                                                                                                                     -----------
Diversified Consumer Services -- 0.2%
  Weight Watchers International, Inc.. BTL-B           Ba2     BB-    6.76      1 ML+4.75%   11/29/2024       89,005      89,672
  Weight Watchers International, Inc.. BTL-B           Ba2     BB-    7.06      3 ML+4.75%   11/29/2024      442,370     445,688
                                                                                                                     -----------
                                                                                                                         535,360
                                                                                                                     -----------
Diversified Financial Services -- 1.0%
  NAB Holdings LLC.................... BTL-B            B2      B     5.33      3 ML+3.00%   07/01/2024      744,384     742,834
  Nets Holding AS..................... BTL-B            B1      B     3.25      3 ME+3.25%   02/06/2025  EUR 798,159     914,323
  Trans Union LLC..................... BTL-B4          Ba2     BB+     TBD                   06/19/2025      740,000     736,916
                                                                                                                     -----------
                                                                                                                       2,394,073
                                                                                                                     -----------
Diversified Telecommunication Services -- 1.7%
  Lumos Networks Operating Company.... 1st Lien         B2      B     5.09      1 ML+3.00%   11/15/2024    1,490,759   1,492,001
  Numericable Group SA................ BTL-B12          B1      B     5.35      3 ML+3.00%   01/31/2026    1,501,744   1,473,117
  Telenet Bidco NV.................... BTL-AN          Ba3     BB-    4.32      1 ML+2.25%   08/15/2026      560,000     555,450
  Zacapa SARL......................... BTL-B            B2      B-     TBD                   07/03/2025      535,000     532,325
                                                                                                                     -----------
                                                                                                                       4,052,893
                                                                                                                     -----------
Electric Utilities -- 0.7%
  Helix Gen Funding LLC............... BTL-B           Ba2      BB    5.84      1 ML+3.75%   06/02/2024    1,211,720   1,212,098
  Pike Corp........................... BTL-B            B2      B     5.60      1 ML+3.50%   03/23/2025      477,455     478,307
                                                                                                                     -----------
                                                                                                                       1,690,405
                                                                                                                     -----------
Electronic Equipment, Instruments & Components -- 1.3%
  Avantor, Inc........................ 1st Lien         B2      B     6.09      1 ML+4.00%   11/21/2024      497,500     500,343
  Immucor, Inc........................ BTL-B3           B1      B-    7.09      1 ML+5.00%   06/15/2021      986,461     997,251
  Lifescan Global Corporation......... 1st Lien         B2      B+     TBD                   05/23/2025    1,000,000     968,750
  Techem GmbH......................... BTL-B           Ba3     BB-    3.00      3 ME+3.00%   10/02/2024  EUR 450,000     523,868
                                                                                                                     -----------
                                                                                                                       2,990,212
                                                                                                                     -----------
Energy Equipment & Services -- 0.4%
  Paragon Offshore, Ltd.(5)(6)+....... Escrow Holding   NR      NR    6.00                   07/18/2021        4,988           0
  Seadrill Partners Finco LLC......... BTL-B           Caa2    CCC+   8.33      3 ML+6.00%   02/21/2021      932,675     834,161
                                                                                                                     -----------
                                                                                                                         834,161
                                                                                                                     -----------

        AIG Senior Floating Rate Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2018 -- (unaudited) (continued)

                                                         Ratings /(1)/
                                                         ------------
                                                                       Interest Reference   Maturity  Principal    Value
           Industry Description                 Type     Moody's  S&P    Rate     Rate     Date /(2)/ Amount**    (Note 2)
----------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing -- 1.0%
  Albertson's LLC.......................... BTL-B4        Ba2     BB-   4.84%   1 ML+2.75% 08/25/2021 $  905,890 $   895,699
  SF CC Intermediate Holdings, Inc......... BTL-B         Caa1     B    5.59    1 ML+3.50% 11/15/2022    575,000     560,625
  U.S. Foods, Inc.......................... BTL-B         Ba3     BBB-  4.59    1 ML+2.50% 06/27/2023    990,060     988,514
                                                                                                                 -----------
                                                                                                                   2,444,838
                                                                                                                 -----------
Food Products -- 3.2%
  B&G Foods, Inc........................... BTL-B         Ba2     BB+   4.09    1 ML+2.00% 11/02/2022    384,959     384,478
  CHG PPC Parent LLC....................... BTL-B          B2      B    4.84    1 ML+2.75% 03/31/2025    430,000     426,775
  Hearthside Food Solutions LLC............ 1st Lien       NR      B    5.09    1 ML+3.00% 05/23/2025  1,165,000   1,153,933
  Hostess Brands LLC....................... BTL-B          B1     BB-   4.34    1 ML+2.25% 08/03/2022  2,074,967   2,058,540
  JBS USA LLC.............................. BTL-B         Ba3      BB   4.83    3 ML+2.50% 10/30/2022    477,571     474,387
  Pinnacle Operating Corp.(5).............. BTL-B2        Caa1     NR   9.34    1 ML+7.25% 11/15/2021    751,035     689,074
  Post Holdings, Inc....................... BTL-B         Ba2     BB-   4.10    1 ML+2.00% 05/24/2024  2,306,700   2,296,996
                                                                                                                 -----------
                                                                                                                   7,484,183
                                                                                                                 -----------
Health Care Equipment & Supplies -- 1.8%
  Catalent Pharma Solutions, Inc........... BTL-B         Ba3      BB   4.34    1 ML+2.25% 05/20/2024  1,140,696   1,138,557
  Kinetic Concepts, Inc.................... BTL-B          B1      B    5.58    3 ML+3.25% 02/02/2024    831,600     832,432
  Ortho Clinical Diagnostics SA............ BTL-B          B1      B-   5.34    3 ML+3.25% 06/30/2025    460,669     458,411
  Sterigenics-Nordion Holdings LLC......... BTL-B          B1      B    5.33    3 ML+3.00% 05/15/2022  1,853,089   1,858,495
                                                                                                                 -----------
                                                                                                                   4,287,895
                                                                                                                 -----------
Health Care Providers & Services -- 6.9%
  Air Medical Group Holdings, Inc.......... BTL-B1         B1      B    5.28    1 ML+3.25% 04/28/2022    698,589     676,883
  Air Medical Group Holdings, Inc.......... BTL-B2         B1      B    6.34    1 ML+4.25% 03/14/2025    296,131     291,985
  Change Healthcare Holdings, Inc.......... BTL-B         Ba3      B+   4.84    1 ML+2.75% 03/01/2024  1,481,250   1,475,510
  CHS/Community Health Systems, Inc........ BTL-H          B3      B-   5.56    3 ML+3.25% 01/27/2021    489,494     477,154
  Dental Corp. Perfect Smile ULC(7)........ Delayed Draw   B2      B-    TBD               06/06/2025    124,328     124,328
  Dental Corp. Perfect Smile ULC........... 1st Lien       B2      B-   5.76    1 ML+3.75% 06/06/2025    497,310     497,310
  DuPage Medical Group, Ltd................ 1st Lien       B1      B    4.84    1 ML+2.75% 08/15/2024    914,416     906,415
  DuPage Medical Group, Ltd................ 2nd Lien      Caa1    CCC+  9.09    1 ML+7.00% 08/15/2025    748,968     748,968
  Envision Healthcare Corp................. BTL-B         Ba2     BB-   5.10    1 ML+3.00% 12/01/2023    568,902     567,836
  Genoa, a QoL Healthcare Co. LLC.......... 1st Lien       B1      B    5.35    1 ML+3.25% 10/28/2023    923,620     922,466
  Genoa, a QoL Healthcare Co. LLC(5)....... 2nd Lien      Caa1    CCC+  10.09   1 ML+8.00% 10/25/2024    500,000     503,750
  Gentiva Health Services, Inc............. 1st Lien       B1      B     TBD               07/02/2025    498,541     498,541
  Gentiva Health Services, Inc.(7)......... Delayed Draw   B1      B     TBD               07/02/2025    311,589     311,589
  Gentiva Health Services, Inc............. 2nd Lien      Caa1    CCC+   TBD               07/02/2026    145,000     143,550
  Healogics, Inc........................... 1st Lien       B3      B-   6.57    3 ML+4.25% 07/01/2021    972,800     894,976
  MPH Acquisition Holdings LLC............. BTL-B          B1      B+   5.08    3 ML+2.75% 06/07/2023  2,495,043   2,480,228
  NVA Holdings, Inc........................ BTL-B3         B1      B    4.84    1 ML+2.75% 02/02/2025     99,750      99,168
  Opal Acquisition, Inc.................... BTL-B          B2     CCC+  7.32    1 ML+5.25% 11/25/2022    469,770     449,805
  Pharmaceutical Product Development, Inc.. BTL-B         Ba3      B    4.59    3 ML+2.50% 08/18/2022  2,644,516   2,626,152
  Surgery Center Holdings, Inc............. 1st Lien       B1      B    5.35    2 ML+3.25% 09/02/2024    545,875     544,510
  U.S. Renal Care, Inc..................... BTL-B          B2      B    6.55    3 ML+4.25% 12/31/2022    998,525     986,543
                                                                                                                 -----------
                                                                                                                  16,227,667
                                                                                                                 -----------

        AIG Senior Floating Rate Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2018 -- (unaudited) (continued)

                                                      Ratings /(1)/
                                                      ------------
                                                                    Interest Reference   Maturity   Principal     Value
           Industry Description                Type   Moody's  S&P    Rate     Rate     Date /(2)/  Amount**     (Note 2)
---------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -- 7.8%
  Aramark Services, Inc..................... BTL-B1    Ba1     BBB-  4.08%   3 ML+1.75% 03/11/2025 $    638,400 $   637,336
  Boyd Gaming Corp.......................... BTL-B3    Ba3      BB   4.49    1 WL+2.50% 09/15/2023      944,066     945,920
  Caesars Entertainment Operating Co., Inc.. BTL-B     Ba3      BB   4.09    1 ML+2.00% 10/06/2024    2,134,275   2,116,490
  Caesars Resort Collection LLC............. BTL-B     Ba3      BB   4.84    1 ML+2.75% 12/22/2024    3,432,750   3,423,554
  CityCenter Holdings LLC................... BTL-B      B1     BB-   4.34    1 ML+2.25% 04/18/2024    1,899,572   1,887,699
  Eldorado Resorts LLC...................... BTL-B     Ba2      BB   4.38    2 ML+2.25% 04/17/2024      737,172     737,633
  Eldorado Resorts LLC...................... BTL-B     Ba2      BB   4.38    3 ML+2.25% 04/17/2024      648,466     648,871
  Four Seasons Holdings, Inc................ 1st Lien   B1      BB   4.09    1 ML+2.00% 11/30/2023      610,700     608,537
  Golden Entertainment, Inc................. 1st Lien   B1      B+   5.10    1 ML+3.00% 10/20/2024    1,965,125   1,965,125
  Golden Entertainment, Inc................. 2nd Lien  Caa1    CCC+  9.10    1 ML+7.00% 10/20/2025    1,075,000   1,096,500
  Hilton Worldwide Finance LLC.............. BTL-B2    Baa3    BBB-  3.84    1 ML+1.75% 10/25/2023      648,048     647,265
  Lindblad Expeditons, Inc.................. BTL        B2      BB   5.95    6 ML+3.50% 03/27/2025    1,727,145   1,737,940
  Lindblad Expeditons, Inc.................. CTL        B2      BB   5.95    6 ML+3.50% 03/27/2025      222,855     224,248
  Scientific Games International, Inc....... BTL-B5    Ba3      B+   4.84    1 ML+2.75% 08/14/2024      111,901     111,369
  Scientific Games International, Inc....... BTL-B5    Ba3      B+   4.92    2 ML+2.75% 08/14/2024      470,564     468,329
  Station Casinos, Inc...................... BTL-B     Ba3     BB-   4.60    1 ML+2.50% 06/08/2023      691,620     690,371
  Wyndham Hotels & Resorts, Inc............. BTL-B     Baa3    BBB-  3.73    1 ML+1.75% 05/30/2025      475,000     474,307
                                                                                                                -----------
                                                                                                                 18,421,494
                                                                                                                -----------
Household Durables -- 0.3%
  Installed Building Products, Inc.......... BTL-B      B1      BB   4.59    1 ML+2.50% 04/15/2025      684,825     681,401
                                                                                                                -----------
Household Products -- 0.7%
  Diamond (BC) BV........................... BTL        B1      B    3.25    2 ME+3.25% 09/06/2024  EUR 208,950     238,725
  Diamond (BC) BV........................... BTL        B1      B    5.10    2 ML+3.00% 09/06/2024      910,425     893,355
  Energizer Holdings, Inc................... BTL-B     Ba1     BB+    TBD               06/30/2025      305,000     303,475
  Prestige Brands, Inc...................... BTL-B4    Ba3      BB   4.09    1 ML+2.00% 01/26/2024      317,401     315,946
                                                                                                                -----------
                                                                                                                  1,751,501
                                                                                                                -----------
Industrial Conglomerates -- 0.4%
  Ameriforge Group, Inc.(5)(8).............. BTL        NR      NR   10.33   3 ML+7.00% 06/08/2022      107,206     107,206
  UTEX Industries, Inc...................... 1st Lien   B3     CCC+  6.09    1 ML+4.00% 05/22/2021      810,230     802,128
                                                                                                                -----------
                                                                                                                    909,334
                                                                                                                -----------
Insurance -- 3.9%
  Asurion LLC............................... BTL-B4    Ba3      B+   4.84    1 ML+2.75% 08/04/2022      935,201     932,629
  Asurion LLC............................... BTL-B6    Ba3      B+   4.84    1 ML+2.75% 11/03/2023      848,966     846,843
  Asurion LLC............................... 2nd Lien   B3      B-   8.09    1 ML+6.00% 08/04/2025    1,480,000   1,490,175
  Asurion LLC............................... BTL-B7    Ba3      B+    TBD               11/03/2023    1,020,000   1,014,900
  Compass Investments, Inc.................. BTL-B      B2      B    5.33    3 ML+3.00% 05/16/2024    2,154,523   2,139,980
  Genworth Financial, Inc................... BTL       Ba3      B+   6.55    1 ML+4.50% 03/07/2023      370,000     376,475
  Hub International, Ltd.................... BTL-B      B2      B    5.36    2 ML+3.00% 04/25/2025      985,000     978,159
  Sedgwick Claims Management Services, Inc.. 2nd Lien  Caa2    CCC+  7.84    1 ML+5.75% 02/28/2022    1,131,647   1,134,004
  Sedgwick Claims Management Services, Inc.. 2nd Lien  Caa2    CCC+  8.06    3 ML+5.75% 02/28/2022      333,353     334,048
                                                                                                                -----------
                                                                                                                  9,247,213
                                                                                                                -----------
Internet & Direct Marketing Retail -- 1.3%
  Acosta, Inc............................... BTL       Caa1    CCC+  5.34    1 ML+3.25% 09/26/2021    1,031,779     785,257
  Lands' End, Inc........................... BTL-B      B3      B-   5.34    1 ML+3.25% 04/04/2021      919,232     881,888
  Rodan & Fields, LLC.......................  BTL-B     B1      BB    TBD               06/06/2025      565,000     564,650
  Shutterfly, Inc...........................  BTL-B2   Ba3     BB-   4.85    1 ML+2.75% 08/17/2024      750,000     750,375
                                                                                                                -----------
                                                                                                                  2,982,170
                                                                                                                -----------
Internet Software & Services -- 0.8%
  Go Daddy Operating Co. LLC................  BTL-B    Ba3     BB-   4.34    1 ML+2.25% 02/15/2024      988,926     983,569
  Zayo Group LLC............................  BTL-B    Ba2      BB   4.34    1 ML+2.25% 01/19/2024      906,388     906,291
                                                                                                                -----------
                                                                                                                  1,889,860
                                                                                                                -----------

        AIG Senior Floating Rate Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2018 -- (unaudited) (continued)

                                                 Ratings /(1)/
                                                 ------------
                                                               Interest   Reference     Maturity    Principal      Value
         Industry Description             Type   Moody's  S&P    Rate       Rate       Date /(2)/   Amount**      (Note 2)
----------------------------------------------------------------------------------------------------------------------------
IT Services -- 5.6%
  Blackhawk Network Holdings, Inc...... 1st Lien   B1      B    5.07%     1 ML+3.00%   06/15/2025 $      905,000 $   901,889
  CCC Information Services, Inc........ 1st Lien   B2      B    5.10      1 ML+3.00%   04/27/2024        653,400     651,533
  Evo Payments International........... 1st Lien   B2      B    5.36      1 ML+3.25%   12/12/2023      1,807,603   1,800,824
  First Data Corp...................... BTL       Ba2      BB   4.09      1 ML+2.00%   04/26/2024      2,681,026   2,662,929
  First Data Corp...................... BTL       Ba2      BB   4.09      1 ML+2.00%   07/08/2022      1,508,481   1,498,299
  Global Payments, Inc................. BTL-B3    Ba2     BBB-  3.84      1 ML+1.75%   04/21/2023        951,178     949,310
  Tempo Acquisition LLC................ BTL        B1      B    5.09      1 ML+3.00%   05/01/2024      1,007,195   1,003,104
  WEX, Inc............................. BTL-B2    Ba3     BB-   4.35      1 ML+2.25%   06/30/2023      2,092,796   2,091,488
  Xerox Business Services LLC.......... BTL-B     Ba2     BB+   4.59      1 ML+2.50%   12/07/2023      1,753,300   1,755,492
                                                                                                                 -----------
                                                                                                                  13,314,868
                                                                                                                 -----------
Leisure Equipment & Products -- 0.6%
  Hayward Industries, Inc.............. 1st Lien   B3      B    5.59      1 ML+3.50%   08/05/2024        302,713     302,864
  SRAM LLC............................. BTL-B      B1      B+   4.86      3 ML+2.75%   03/15/2024        574,024     571,154
  SRAM LLC............................. BTL-B      B1      B+   4.92      2 ML+2.75%   03/15/2024        591,269     588,313
  SRAM LLC............................. BTL-B      B1      B+   6.75    USFRBPLR+1.75% 03/15/2024         21,571      21,463
                                                                                                                 -----------
                                                                                                                   1,483,794
                                                                                                                 -----------
Life Sciences Tools & Services -- 0.7%
  PAREXEL International Corp........... BTL-B      B1      B    4.84      1 ML+2.75%   09/27/2024        650,088     646,024
  Syneos Health, Inc................... BTL-B     Ba2     BB-   4.09      1 ML+2.00%   08/01/2024      1,017,695   1,012,788
                                                                                                                 -----------
                                                                                                                   1,658,812
                                                                                                                 -----------
Machinery -- 5.4%
  CIRCOR International, Inc............ 1st Lien   B1      B+   5.56      1 ML+3.50%   12/11/2024      1,008,865   1,006,028
  Clark Equipment Co................... BTL-B     Ba3     BB-   4.33      3 ML+2.00%   05/18/2024        838,801     832,248
  Columbus McKinnon Corp............... BTL-B     Ba3      B+   4.83      3 ML+2.50%   01/31/2024        997,836     989,105
  Crosby US Acquisition Corp........... 1st Lien  Caa1     B-   5.08      1 ML+3.00%   11/23/2020      1,008,403     989,810
  Gardner Denver, Inc.................. BTL-B      B1      BB   4.84      1 ML+2.75%   07/30/2024      1,197,808   1,198,317
  Gardner Denver, Inc.................. BTL-B      B1      BB   3.00      3 ME+3.00%   07/30/2024  EUR 1,043,117   1,206,479
  Navistar International Corp.......... BTL-B     Ba3      B+   5.53      1 ML+3.50%   11/06/2024        932,663     934,605
  NN, Inc.............................. BTL        B2      B+   5.34      1 ML+3.25%   04/02/2021      1,695,750   1,691,511
  NN, Inc.............................. 2nd Lien  Caa2     B-   10.03     1 ML+8.00%   04/14/2023      1,500,000   1,485,000
  Pro Mach Group, Inc.................. BTL-B      B2      B-   5.02      1 ML+3.00%   03/07/2025        748,125     738,586
  Utility One Source LP................ BTL-B      B2      B    7.59      1 ML+5.50%   04/18/2023        618,998     632,926
  WireCo WorldGroup, Inc............... 1st Lien  Caa1     B+   7.09      1 ML+5.00%   09/30/2023        614,063     616,985
  Zodiac Pool Solutions LLC............ BTL-B     Ba3      BB    TBD                   03/31/2025        440,000     440,000
                                                                                                                 -----------
                                                                                                                  12,761,600
                                                                                                                 -----------
Media -- 8.0%
  Advantage Sales & Marketing LLC...... 1st Lien   B1      B    5.34      1 ML+3.25%   07/23/2021      1,190,788   1,127,775
  Advantage Sales & Marketing LLC...... 2nd Lien  Caa1    CCC+  8.59      1 ML+6.50%   07/25/2022      1,000,000     905,500
  Altice Financing SA.................. 1st Lien   B1      B+   5.10      3 ML+2.75%   01/31/2026      1,283,550   1,263,013
  Charter Communications Operating LLC. BTL-B     Ba1     BBB-  4.10      1 ML+2.00%   04/30/2025        810,988     809,605
  Cineworld Limited.................... BTL        B1     BB-   2.63      1 ME+2.63%   02/28/2025    EUR 418,950     483,746
  Cineworld Finance US, Inc............ BTL        B1     BB-   4.59      1 ML+2.50%   02/28/2025      1,022,438   1,015,025
  CSC Holdings, Inc.................... BTL-B     Ba2     BB-   4.32      1 ML+2.25%   07/17/2025        505,519     501,343
  CSC Holdings, Inc.................... BTL-B     Ba2     BB-   4.57      1 ML+2.50%   01/25/2026        700,000     697,025
  Delta 2 (Lux) SARL................... BTL        B2      B+   4.59      1 ML+2.50%   02/01/2024      2,525,951   2,490,166
  Getty Images, Inc.................... BTL-B      B3     CCC   5.59      1 ML+3.50%   10/18/2019        653,644     630,183
  ION Media Networks, Inc.............. BTL-B3     B1      B+   4.85      1 ML+2.75%   12/18/2020      2,338,344   2,332,498
  NAI Entertainment Holdings LLC....... BTL-B      B1      BB   4.60      1 ML+2.50%   04/23/2025        480,000     477,900
  Sinclair Television Group, Inc....... BTL-B     Ba1     BB+    TBD                   12/12/2024      1,825,000   1,819,525
  Unitymedia Hessen GmbH & Co. KG...... BTL-D     Ba3     BB-   4.32      1 ML+2.25%   01/15/2026      1,085,000   1,078,490
  Unitymedia Hessen GmbH & Co. KG...... BTL-B     Ba3     BB-   4.32      1 ML+2.25%   09/30/2025      1,000,000     992,083
  Univision Communications, Inc........ BTL-C5     B2     BB-   4.84      1 ML+2.75%   03/15/2024        751,976     726,193
  UPC Financing Partnership............ BTL-AR    Ba3      BB   4.57      1 ML+2.50%   01/15/2026        500,000     494,000
  Virgin Media Investments, Ltd........ BTL-K     Ba3     BB-   4.57      1 ML+2.50%   01/15/2026        500,000     496,016
  Ziggo Secured Finance Partners....... BTL-E      B1     BB-   4.57      1 ML+2.50%   04/15/2025        500,000     494,375
                                                                                                                 -----------
                                                                                                                  18,834,461
                                                                                                                 -----------

        AIG Senior Floating Rate Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2018 -- (unaudited) (continued)

                                                    Ratings /(1)/
                                                    ------------
                                                                  Interest    Reference     Maturity   Principal     Value
          Industry Description               Type   Moody's  S&P    Rate        Rate       Date /(2)/  Amount**     (Note 2)
-----------------------------------------------------------------------------------------------------------------------------
Metals & Mining -- 0.8%
  American Rock Salt Co. LLC.............. 1st Lien   B3      B     5.84%     1 ML+3.75%   03/21/2025 $  1,998,277 $1,996,613
                                                                                                                   ----------
Multiline Retail -- 0.2%
  Neiman Marcus Group, Inc................ BTL       Caa1    CCC    5.26      1 ML+3.25%   10/25/2020      666,834    589,815
                                                                                                                   ----------
Oil, Gas & Consumable Fuels -- 4.2%
  Ascent Resources Marcellus LLC.......... 1st Lien   NR      NR    8.50      1 ML+6.50%   03/30/2023      260,833    260,833
  BCP Raptor LLC.......................... BTL-B      B3      B     6.42      2 ML+4.25%   06/24/2024      821,700    803,725
  BCP Renaissance Parent LLC.............. BTL-B      B1      B+    5.86      3 ML+3.50%   10/31/2024    1,005,000  1,003,744
  California Resources Corp............... 1st Lien   B2      B     6.84      1 ML+4.75%   12/31/2022      395,000    401,419
  California Resources Corp............... 2nd Lien  Caa1     B     12.47    1 ML+10.38%   12/31/2021      500,000    552,500
  Chesapeake Energy Corp.................. BTL        B1     BB-    9.59      1 ML+7.50%   08/23/2021      630,000    657,169
  Foresight Energy LLC.................... 1st Lien   B2      B     8.11      3 ML+5.75%   03/28/2022    1,883,085  1,867,394
  Medallion Midland Acquisition LLC....... 1st Lien   B2      B+    5.34      1 ML+3.25%   10/30/2024      472,625    466,126
  Peabody Energy Corp..................... BTL-B     Ba3      BB    4.84      1 ML+2.75%   03/31/2025      494,063    490,778
  Philadelphia Energy Solutions LLC....... BTL-B      NR      NR    9.00    USFRBPLR+4.00% 04/04/2019      909,638    845,963
  Power Buyer LLC......................... 1st Lien   B2      B     5.58      3 ML+3.25%   02/27/2025    1,289,800  1,274,216
  Power Buyer LLC......................... 2nd Lien  Caa2    CCC+   9.58      3 ML+7.25%   02/27/2026      585,000    583,050
  Traverse Midstream Partners LLC......... BTL-B      B1      B+    6.34      3 ML+4.00%   09/27/2024      750,000    749,531
                                                                                                                   ----------
                                                                                                                    9,956,448
                                                                                                                   ----------
Personal Products -- 1.4%
  Coty, Inc............................... BTL-B     Ba2     BB+    2.50      1 ME+2.50%   04/05/2025  EUR 825,000    953,500
  Coty, Inc............................... BTL-B     Ba2     BB+    4.28      1 ML+2.25%   04/07/2025    1,522,162  1,486,011
  Revlon Consumer Products Corp........... BTL-B      B3     CCC+   5.59      1 ML+3.50%   09/07/2023    1,080,750    837,581
                                                                                                                   ----------
                                                                                                                    3,277,092
                                                                                                                   ----------
Pharmaceuticals -- 1.2%
  Endo Luxembourg Finance Co.............. BTL-B     Ba2     BB-    6.38      1 ML+4.25%   04/29/2024    1,602,559  1,587,535
  Valeant Pharmaceuticals International,
   Inc.................................... BTL-B     Ba3     BB-    4.98      1 ML+3.00%   06/02/2025    1,282,555  1,277,655
                                                                                                                   ----------
                                                                                                                    2,865,190
                                                                                                                   ----------
Professional Services -- 0.4%
  On Assignment, Inc...................... BTL-B     Ba2      BB    4.09      1 ML+2.00%   04/02/2025      540,943    538,779
  Team Health, Inc........................ 1st Lien   B2      B     4.84      1 ML+2.75%   02/06/2024      493,119    475,449
                                                                                                                   ----------
                                                                                                                    1,014,228
                                                                                                                   ----------
Real Estate Investment Trusts -- 0.9%
  MGM Growth Properties LLC............... BTL-B     Ba3     BB+    4.09      1 ML+2.00%   04/25/2023      779,204    777,418
  VICI Properties 1 LLC................... BTL-B     Ba3     BBB-   4.08      1 ML+2.00%   12/20/2024    1,453,864  1,443,364
                                                                                                                   ----------
                                                                                                                    2,220,782
                                                                                                                   ----------
Real Estate Management & Development -- 0.3%
  DTZ US Borrower LLC..................... 1st Lien   B1      B+  5.56-5.61   3 ML+3.25%   11/04/2021      749,990    748,116
                                                                                                                   ----------
Road & Rail -- 0.7%
  Fly Funding II SARL..................... BTL-B     Ba2     BB+    4.37      3 ML+2.00%   02/09/2023    1,161,191  1,157,804
  Kenan Advantage Group, Inc.............. BTL        B1      B+    5.09      1 ML+3.00%   07/31/2022      410,082    409,826
  Kenan Advantage Group, Inc.............. BTL-B      B1      B+    5.09      1 ML+3.00%   07/31/2022       99,101     99,039
                                                                                                                   ----------
                                                                                                                    1,666,669
                                                                                                                   ----------
Semiconductors & Semiconductor Equipment -- 0.6%
  Integrated Device Technology, Inc.(6)... BTL-B     Baa3     BB    4.59      1 ML+2.50%   04/04/2024      533,264    533,930
  Microchip Technology, Inc............... BTL-B     Baa3    BB+    4.10      1 ML+2.00%   05/29/2025      980,000    980,409
                                                                                                                   ----------
                                                                                                                    1,514,339
                                                                                                                   ----------

        AIG Senior Floating Rate Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2018 -- (unaudited) (continued)

                                                   Ratings /(1)/
                                                   ------------
                                                                 Interest  Reference   Maturity    Principal       Value
    Industry Description              Type         Moody's  S&P    Rate      Rate     Date /(2)/   Amount**       (Note 2)
----------------------------------------------------------------------------------------------------------------------------
Software -- 5.4%
 Almonde, Inc................. 1st Lien              B2      B-    5.81%   3 ML+3.50% 06/13/2024 $    1,245,587 $  1,222,388
 Almonde, Inc................. 2nd Lien             Caa2    CCC    9.56    3 ML+7.25% 06/13/2025        230,000      221,375
 Ascend Learning LLC.......... BTL-B                 B2      B+    5.09    1 ML+3.00% 07/12/2024        505,302      504,039
 Ceridian Corp................ BTL-B                 B3      B     5.34    1 ML+3.25% 04/05/2025      1,090,215    1,087,035
 Epicore Software Co.......... 1st Lien              B2      B-    5.35    1 ML+3.25% 06/01/2022      1,110,996    1,107,941
 Hyland Software, Inc......... 1st Lien              B1      B     5.34    1 ML+3.25% 07/01/2022        841,732      844,098
 Hyland Software, Inc......... 2nd Lien             Caa1    CCC+   9.09    1 ML+7.00% 07/07/2025        435,000      437,039
 IQVIA, Inc................... BTL-B                Ba1     BBB-   2.50    3 ME+2.00% 06/07/2025  EUR 1,185,000    1,368,704
 Lawson Software, Inc......... BTL-B6                B1      B     4.84    1 ML+2.75% 02/01/2022        686,941      683,163
 MA FinanceCo. LLC............ BTL-B3                B1     BB-    4.84    1 ML+2.75% 06/21/2024        128,655      127,409
 Quest Software US Holdings,
   Inc........................ BTL-B                 B2      B+    6.58    3 ML+4.25% 05/18/2025      1,090,000    1,086,820
 RP Crown Parent LLC.......... BTL-B                 B1      B     4.84    1 ML+2.75% 10/12/2023        876,650      870,075
 Seattle Spinco, Inc.......... BTL-B3                B1     BB-    4.84    1 ML+2.75% 06/21/2024        868,845      865,586
 Sound Inpatient Physicians... 1st Lien             Ba3      B      TBD               06/27/2025        475,000      475,000
 Sound Inpatient Physicians... 2nd Lien              NR     CCC+    TBD               06/26/2026        205,000      206,025
 SS&C Technologies, Inc....... BTL-B3               Ba3      BB    4.59    1 ML+2.50% 04/16/2025      1,252,654    1,252,810
 SS&C Technologies, Inc....... BTL-B4               Ba3      BB    4.59    1 ML+2.50% 04/16/2025        473,895      473,955
                                                                                                                ------------
                                                                                                                  12,833,462
                                                                                                                ------------
Specialty Retail -- 2.7%
 At Home Holding III, Inc..... BTL                   B2     BB-    5.86    3 ML+3.50% 06/03/2022        682,004      680,299
 Bass Pro Group LLC........... BTL-B                 B1     BB-    7.09    1 ML+5.00% 09/25/2024      1,229,456    1,232,146
 EG Group Limited............. BTL-B                 B2      B     3.63    1 ME+4.00% 02/06/2025     EUR 22,307       25,737
 EG Group Limited............. BTL-B                 B2      B     4.00    3 ME+4.00% 02/06/2025    EUR 242,035      279,257
 EG Group Limited(7).......... Delayed Draw          B2      B      TBD               02/06/2025    EUR 133,998      154,397
 Foundation Building
   Materials LLC.............. BTL-B                 B3      B+     TBD               05/10/2025      1,080,000    1,075,950
 Harbor Freight Tools USA,
   Inc........................ BTL-B                Ba3     BB-    4.59    1 ML+2.50% 08/19/2023        497,600      494,757
 J. Crew Operating Corp....... BTL-B                Caa2    CCC    5.09    1 ML+3.00% 03/05/2021        335,247      279,680
 J. Crew Operating Corp....... BTL-B                Caa2    CCC    5.33    3 ML+3.00% 03/05/2021        388,913      324,451
 PetSmart, Inc................ BTL-B2                B3     CCC    5.01    1 ML+3.00% 03/11/2022      1,059,785      875,913
 Staples, Inc................. BTL-B                 B1      B+    6.36    3 ML+4.00% 09/12/2024        865,650      852,184
                                                                                                                ------------
                                                                                                                   6,274,771
                                                                                                                ------------
Trading Companies & Distributors -- 2.0%
 ABC Supply Co., Inc.......... BTL-B                 B1     BB+    4.09    1 ML+2.00% 10/31/2023        997,843      989,112
 Beacon Roofing Supply, Inc... BTL-B                 B1     BB+    4.28    1 ML+2.25% 01/02/2025        448,875      446,070
 Nexeo Solutions LLC.......... BTL-B                 B3      NR  5.56-5.61 3 ML+3.25% 06/09/2023      1,305,512    1,304,968
 HD Supply, Inc............... BTL-B4               Ba3     BBB-   4.59    1 ML+2.50% 10/17/2023      1,329,826    1,333,565
 Univar, Inc.................. BTL-B3                B1      BB    4.59    1 ML+2.50% 07/01/2024        571,423      569,757
                                                                                                                ------------
                                                                                                                   4,643,472
                                                                                                                ------------
Water Utilities -- 0.1%
 HD Supply Waterworks, Inc.... BTL-B                 B2      B+    5.21    6 ML+3.00% 08/01/2024        169,563      169,846
 HD Supply Waterworks, Inc.... BTL-B                 B2      B+    5.30    3 ML+3.00% 08/01/2024        148,837      149,085
                                                                                                                ------------
                                                                                                                     318,931
                                                                                                                ------------
Wireless Telecommunication Services -- 0.8%
 Sprint Communications, Inc... BTL-B                Ba2     BB-    4.63    1 ML+2.50% 02/02/2024      1,975,000    1,962,656
                                                                                                                ------------
 Total Loans (cost
   $224,302,364)..............                                                                                   222,575,865
                                                                                                                ------------
U.S. CORPORATE BONDS & NOTES -- 4.0%
Construction & Engineering -- 0.4%
 Brand Energy &
   Infrastructure Services,
   Inc.*...................... Senior Notes         Caa2    CCC+   8.50               07/15/2025      1,000,000    1,012,500
                                                                                                                ------------
Consumer Finance -- 0.3%
 Navient Corp................. Senior Notes         Ba3      B+    6.50               06/15/2022        300,000      307,125
 Springleaf Finance Corp...... Company Guar. Notes   B1      B     6.13               05/15/2022        500,000      510,000
                                                                                                                ------------
                                                                                                                     817,125
                                                                                                                ------------

        AIG Senior Floating Rate Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2018 -- (unaudited) (continued)

                                                                   Ratings /(1)/
                                                                   ------------
                                                                                 Interest Reference  Maturity     Principal
            Industry Description                      Type         Moody's  S&P    Rate     Rate    Date /(2)/ Amount**/Shares
-------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging -- 0.5%
  Reynolds Group Issuer, Inc. FRS*............ Senior Sec. Notes     B1      B+   5.85%   3 ML+3.50 07/15/2021   $1,245,000

Insurance -- 0.2%
  USIS Merger Sub, Inc.*...................... Senior Notes         Caa2    CCC+  6.88              05/01/2025      500,000

IT Services -- 0.4%
  First Data Corp.*........................... Company Guar. Notes   B2      B    7.00              12/01/2023    1,000,000

Metals & Mining -- 0.2%
  Warrior Met Coal, Inc.*..................... Senior Sec. Notes     B3     BB-   8.00              11/01/2024      525,000

Multi Utilities -- 0.0%
  Texas Competitive Electric Holdings Co.
   LLC*(5).................................... Escrow Notes          NR      NR   6.25              10/01/2020    4,174,956

Oil, Gas & Consumable Fuels -- 1.0%
  Foresight Energy/Finance*(5)................ Sec. Notes           Caa2    CCC   11.50             04/01/2023      715,000
  Jagged Peak Energy LLC*..................... Company Guar. Notes   B3      B    5.88              05/01/2026      725,000
  Vine Oil & Gas LP / Vine Oil & Gas Finance
   Corp.*..................................... Company Guar. Notes  Caa2    CCC+  8.75              04/15/2023    1,000,000



Machinery -- 0.1%
  BlueLine Rental*............................ Sec. Notes           Caa1     B    9.25              03/15/2024      325,000

Personal Products -- 0.1%
  Revlon Escrow Corp.......................... Company Guar. Notes  Caa3    CCC   6.25              08/01/2024      505,000

Specialty Retail -- 0.3%
  Arch Merger Sub, Inc.*...................... Company Guar. Notes   B3      B-   8.50              09/15/2025      650,000
  PetSmart, Inc.*............................. Senior Sec. Notes     B3     CCC   5.88              06/01/2025      100,000



Trading Companies & Distributors -- 0.3%
  Beacon Escrow Corp.*........................ Company Guar. Notes   B3      B+   4.88              11/01/2025      705,000

  Total U.S. Corporate Bonds & Notes
   (cost $9,807,966)..........................

FOREIGN CORPORATE BONDS & NOTES -- 1.6%
Containers & Packaging -- 0.3%
  Ardagh Packaging Finance PLC*............... Company Guar. Notes   B3      B    7.25              05/15/2024      685,000

Electrical Equipment -- 0.2%
  Energizer Gamma Acquisition BV*............. Senior Sec. Notes     B2     BB-   4.63              07/15/2026      490,000

Hotels, Restaurants & Leisure -- 0.2%
  Cirsa Gaming Corp SA*(6).................... Senior Notes          B2      B+   4.96              07/01/2025      320,000

Metals & Mining -- 0.3%
  Costellium NV*.............................. Senior Notes          B3      B-   6.63              03/01/2025      655,000

Pharmaceuticals -- 0.6%
  Endo, Ltd./Endo Finance LLC*................ Company Guar. Notes   B3     CCC+  6.00              07/15/2023      560,000
  Valeant Pharmaceuticals*.................... Senior Sec. Notes    Ba3     BB-   7.00              03/15/2024      630,000
  Valeant Pharmaceuticals*.................... Company Guar. Notes  Caa1     B-   9.00              12/15/2025      385,000



  Total Foreign Corporate Bonds & Notes
   (cost $3,843,563)..........................

COMMON STOCKS -- 0.7%
Energy Equipment & Services -- 0.0%
  Paragon Offshore, Litigation Trust,
   Class A+(5)(9).............................                                                                        1,242
  Paragon Offshore, Litigation Trust,
   Class B+(5)(9).............................                                                                          621





                                                 Value
            Industry Description                (Note 2)
---------------------------------------------------------
Containers & Packaging -- 0.5%
  Reynolds Group Issuer, Inc. FRS*............ $1,256,579
                                               ----------
Insurance -- 0.2%
  USIS Merger Sub, Inc.*......................    497,500
                                               ----------
IT Services -- 0.4%
  First Data Corp.*...........................  1,041,580
                                               ----------
Metals & Mining -- 0.2%
  Warrior Met Coal, Inc.*.....................    542,062
                                               ----------
Multi Utilities -- 0.0%
  Texas Competitive Electric Holdings Co.
   LLC*(5)....................................         42
                                               ----------
Oil, Gas & Consumable Fuels -- 1.0%
  Foresight Energy/Finance*(5)................    632,775
  Jagged Peak Energy LLC*.....................    710,500
  Vine Oil & Gas LP / Vine Oil & Gas Finance
   Corp.*.....................................    925,000
                                               ----------
                                                2,268,275
                                               ----------
Machinery -- 0.1%
  BlueLine Rental*............................    345,767
                                               ----------
Personal Products -- 0.1%
  Revlon Escrow Corp..........................    282,800
                                               ----------
Specialty Retail -- 0.3%
  Arch Merger Sub, Inc.*......................    606,125
  PetSmart, Inc.*.............................     77,010
                                               ----------
                                                  683,135
                                               ----------
Trading Companies & Distributors -- 0.3%
  Beacon Escrow Corp.*........................    648,177
                                               ----------
  Total U.S. Corporate Bonds & Notes
   (cost $9,807,966)..........................  9,395,542
                                               ----------
FOREIGN CORPORATE BONDS & NOTES -- 1.6%
Containers & Packaging -- 0.3%
  Ardagh Packaging Finance PLC*...............    712,400
                                               ----------
Electrical Equipment -- 0.2%
  Energizer Gamma Acquisition BV*.............    576,434
                                               ----------
Hotels, Restaurants & Leisure -- 0.2%
  Cirsa Gaming Corp SA*(6)....................    365,094
                                               ----------
Metals & Mining -- 0.3%
  Costellium NV*..............................    659,912
                                               ----------
Pharmaceuticals -- 0.6%
  Endo, Ltd./Endo Finance LLC*................    460,600
  Valeant Pharmaceuticals*....................    660,523
  Valeant Pharmaceuticals*....................    398,937
                                               ----------
                                                1,520,060
                                               ----------
  Total Foreign Corporate Bonds & Notes
   (cost $3,843,563)..........................  3,833,900
                                               ----------
COMMON STOCKS -- 0.7%
Energy Equipment & Services -- 0.0%
  Paragon Offshore, Litigation Trust,
   Class A+(5)(9).............................      1,066
  Paragon Offshore, Litigation Trust,
   Class B+(5)(9).............................     18,630
                                               ----------
                                                   19,696
                                               ----------

        AIG Senior Floating Rate Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2018 -- (unaudited) (continued)

                                    Ratings /(1)/
                                    -------------
                                                  Interest Reference  Maturity     Principal       Value
    Industry Description       Type Moody's  S&P    Rate     Rate    Date /(2)/ Amount**/Shares   (Note 2)
-------------------------------------------------------------------------------------------------------------
Industrial Conglomerates -- 0.4%
 AFG Holdings, Inc.+(5)(9)....                                                        14,309    $    901,467
                                                                                                ------------
Media -- 0.0%
 Vivial+(5)(6)(9).............                                                         1,136          31,944
                                                                                                ------------
Oil, Gas & Consumable Fuels -- 0.3%
 Ascent Resources Marcellus
   LLC, Class A+(5)(6)(9).....                                                       187,384         580,891
 TE Holdcorp LLC,
   Class A+(5)(6)(9)..........                                                        44,278          46,492
                                                                                                ------------
                                                                                                     627,383
                                                                                                ------------
 Total Common Stocks (cost
   $3,796,268)................                                                                     1,580,490
                                                                                                ------------
PREFERRED SECURITIES/CAPITAL
 SECURITIES -- 0.7%
Banks -- 0.7%
 Banco Bilbao Vizcaya
   Argentaria SA(10)..........        Ba2    NR     6.13             11/16/2027      800,000         706,000
 Itau Unibanco Holding SA*(10)        B2     NR     6.13             12/12/2022      500,000         467,500
 Societe Generale SA(10)......        Ba2    BB+    8.25             11/29/2018      400,000         404,500
                                                                                                ------------
 Total Preferred
   Securities/Capital
   Securities (cost
   $1,722,368)................                                                                     1,578,000
                                                                                                ------------
WARRANTS -- 0.0%
Oil, Gas & Consumable Fuels -- 0.0%
 Ascent Resources Marcellus
   LLC+(5)(6)(9) Expires
   03/30/2023 (strike price
   $6.15) (cost $4,625).......                                                        48,515           1,455
                                                                                                ------------
 Total Long-Term Investment
   Securities
   (cost $243,477,154)........                                                                   238,965,252
                                                                                                ------------
SHORT-TERM INVESTMENT SECURITIES
 -- 0.5%
Registered Investment Companies --
 0.5%
 State Street Institutional
   Liquid Reserves Fund,
   Administration Class
   1.83%(11) (cost $1,255,315)                                                     1,255,232       1,255,232
                                                                                                ------------
REPURCHASE AGREEMENTS -- 0.5%
 Bank of America Securities LLC Joint
   Repurchase Agreement(12)................                                       $  270,000         270,000
 Barclays Capital, Inc. Joint Repurchase
   Agreement(12)...........................                                           60,000          60,000
 BNP Paribas SA Joint Repurchase
   Agreement(12)...........................                                          355,000         355,000
 Deutsche Bank AG Joint Repurchase
   Agreement(12)...........................                                          190,000         190,000
 RBS Securities, Inc. Joint Repurchase
   Agreement(12)...........................                                          425,000         425,000
                                                                                                ------------
 Total Repurchase Agreements
   (cost $1,300,000)..........                                                                     1,300,000
                                                                                                ------------
TOTAL INVESTMENTS
 (cost $246,032,469)(13)......                                                         102.1%    241,520,484
Liabilities in excess of
 other assets.................                                                          (2.1)%    (4,976,828)
                                                                                  ----------    ------------
NET ASSETS....................                                                         100.0%   $236,543,656
                                                                                  ==========    ============

--------
BTL Bank Term Loan
CTL Cayman Term Loan
EUR Euro Currency
NR  Security is not rated.
FRS--FloatingRate Security
The rates shown on FRS are the current interest rates as of June 30, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

        AIG Senior Floating Rate Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2018 -- (unaudited) (continued)

TBD--Seniorloan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.
+   Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At June 30, 2018, the aggregate value of these securities was $12,597,017, representing 5.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**  Denominated in United States Dollars unless otherwise noted.
(1) Bank loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered below investment grade. Ratings provided are as of June 30, 2018.
(2) Based on the stated maturity, the weighted average to maturity of the loans held in the portfolio is approximately 71 months. Loans in the Fund's portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(3) The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(4) All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5) Illiquid security. At June 30, 2018, the aggregate value of these securities was $3,514,792, representing 1.5% of net assets.
(6) Security classified as Level 3 (see Note 2).
(7) All or a portion of this holding is subject to unfunded loan commitments (see Note 10).
(8) "Payment-in-Kind" (PIK) security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at 9.33%. The security is also currently paying interest in the form of additional loans at 1.00%.
(9) Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2018, the Fund held the following restricted securities:

                                              Acquisition   Principal   Acquisition            Value Per % of Net
Description                                      Date     Amount/Shares    Cost       Value      Share    Assets
-----------                                   ----------- ------------- ----------- ---------- --------- --------
Common Stocks
-------------
  AFG Holdings, Inc.......................... 01/22/2013      14,309    $  911,111  $  901,467  $63.00     0.38%
  Ascent Resources Marcellus LLC, Class A.... 03/30/2018     187,384       567,151     580,891    3.10     0.25
  Paragon Offshore Litigation Trust, Class A. 07/11/2014       1,242           704       1,066    0.86     0.00
  Paragon Offshore Litigation Trust, Class B. 10/21/2014         621        10,557      18,630   30.00     0.01
  TE Holdcorp LLC, Class A................... 11/21/2013      44,278     1,638,216      46,492    1.05     0.02
  Vivial..................................... 04/24/2008       1,136       668,529      31,944   28.12     0.01
Warrants
--------
  Ascent Resources Marcellus LLC............. 03/30/2018      48,515         4,625       1,455    0.03     0.00
                                                                                    ----------             ----
                                                                                    $1,581,945             0.67%
                                                                                    ==========             ====

(10)Perpetual maturity--maturity date reflects the next call date.
(11)The rate shown is the 7-day yield as of June 30, 2018.
(12)See Note 2 for details of the Joint Repurchase Agreement.
(13)See Note 6 for cost of investments on a tax basis.

Index Legend
1 ME--1 Month Euribor
1 ML--1 Month USD LIBOR
2 ME--2 Month Euribor
2 ML--2 Month USD LIBOR
3 ME--3 Month Euribor
3 ML--3 Month USD LIBOR
6 ML--6 Month LIBOR
USFRBPLR--US Federal Reserve Bank Prime Loan Rate

        AIG Senior Floating Rate Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2018 -- (unaudited) (continued)

Forward Foreign Currency Contracts
--------------------------------------------------------------------------------

                                             Contract to   In Exchange   Delivery   Unrealized   Unrealized
Counterparty                                   Deliver         For         Date    Appreciation Depreciation
------------------------------------------------------------------------------------------------------------
BNP Paribas SA............................. EUR   490,000 USD   571,864 07/31/2018     $--        $ (1,516)
Credit Suisse International................ EUR   313,000 USD   366,170 07/31/2018      --             (92)
UBS AG..................................... EUR 6,273,647 USD 7,316,484 07/31/2018      --         (24,708)
                                                                                       ---        --------
Net Unrealized Appreciation (Depreciation).                                            $--        $(26,316)
                                                                                       ===        ========

--------
EUR  Euro Currency
USD  United States Dollar

Centrally Cleared Credit Default Swaps on Credit Indices -- Sell Protection@(1)
--------------------------------------------------------------------------------


-


                                     Fixed Deal   Payment                Implied Credit Spread at Notional Amount(3)
Reference Obligation                Receive Rate Frequency Maturity Date     June 30, 2018(2)          (000's)
---------------------------------------------------------------------------------------------------------------------
CDX North America High Yield Index.    5.000%    Quarterly  06/20/2023            3.5938%               $2,000

                                            Value(4)
-                                   ------------------------
                                     Upfront
                                     Premiums    Unrealized
                                      Paid/     Appreciation
Reference Obligation                (Received) (Depreciation)
-------------------------------------------------------------
CDX North America High Yield Index.  $119,760     $(3,094)
                                     ========     =======

@ Illiquid security. At June 30, 2018, the aggregate value of these securities was $116,666 representing 0.0% of net assets.
(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.
(3) The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4) The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2018 (see Note 2):

                                            Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                                                Quoted Prices     Observable Inputs  Unobservable Inputs      Total
                                            --------------------- ----------------- ---------------------- ------------
ASSETS:
Investments at Value:*
Loans:
  Energy Equipment & Services..............          $--            $    834,161           $      0        $    834,161
  Semiconductors & Semiconductor Equipment.           --                 980,409            533,930           1,514,339
  Other Industries.........................           --             220,227,365                 --         220,227,365
U.S. Corporate Bonds & Notes...............           --               9,395,542                 --           9,395,542
Foreign Corporate Bonds & Notes:
  Hotels, Restaurants & Leisure............           --                      --            365,094             365,094
  Other Industries.........................           --               3,468,806                 --           3,468,806
Common Stocks:
  Media....................................           --                      --             31,944              31,944
  Oil, Gas & Consumable Fuels..............           --                      --            627,383             627,383
  Other Industries.........................           --                 921,163                 --             921,163

        AIG Senior Floating Rate Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2018 -- (unaudited) (continued)

                                                                             Level 1 -- Unadjusted Level 2 -- Other
                                                                                 Quoted Prices     Observable Inputs
                                                                             --------------------- -----------------
Preferred Securities/Capital Securities.....................................      $       --         $  1,578,000
Warrants....................................................................              --                   --
Short-Term Investment Securities............................................       1,255,232                   --
Repurchase Agreements.......................................................              --            1,300,000
                                                                                  ----------         ------------
Total Investments at Value..................................................      $1,255,232         $238,705,446
                                                                                  ==========         ============
LIABILITIES:
Other Financial Instruments:@
Forward Foreign Currency Contracts..........................................      $       --         $     26,316
Centrally Cleared Credit Default Swaps on Credit Indices -- Sell Protection.              --                3,094
                                                                                  ----------         ------------
Total Other Financial Instruments...........................................      $       --         $     29,410
                                                                                  ==========         ============

                                                                             Level 3 -- Significant
                                                                              Unobservable Inputs      Total
                                                                             ---------------------- ------------
Preferred Securities/Capital Securities.....................................       $       --       $  1,578,000
Warrants....................................................................            1,455              1,455
Short-Term Investment Securities............................................               --          1,255,232
Repurchase Agreements.......................................................               --          1,300,000
                                                                                   ----------       ------------
Total Investments at Value..................................................       $1,559,806       $241,520,484
                                                                                   ==========       ============
LIABILITIES:
Other Financial Instruments:@
Forward Foreign Currency Contracts..........................................       $       --       $     26,316
Centrally Cleared Credit Default Swaps on Credit Indices -- Sell Protection.               --              3,094
                                                                                   ----------       ------------
Total Other Financial Instruments...........................................       $       --       $     29,410
                                                                                   ==========       ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.
@ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2018 -- (unaudited)

Note 1. Organization of the Fund

   SunAmerica Senior Floating Rate Fund, Inc. (the "Corporation") is an open-end, diversified management investment company organized as a Maryland corporation in 1998 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Corporation consists of one series -- AIG Senior Floating Rate Fund (the "Fund"). The Fund is managed by SunAmerica Asset Management, LLC (the "Adviser" or "SunAmerica"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The Fund's investment goal and principal investment techniques are to provide as high a level of current income as is consistent with the preservation of capital by investing, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in senior secured floating rate loans and other institutionally traded secured floating rate debt obligations ("Loans"). The Fund may also purchase both investment grade and high yield fixed income securities and money market instruments, although the Fund may not invest more than 10% of its total assets in high yield fixed income securities. The Fund may invest in foreign securities, including up to 10% of its total assets in non-U.S. dollar denominated Loans and high yield fixed income securities and up to 25% of its total assets in U.S. dollar denominated Loans issued by non-U.S. companies.

   The Fund offers three classes of shares: Class A, Class C and Class W. These classes within the Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares-- Offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within two years of purchase.

   Class C shares-- Offered for sale at net asset value without a front-end sales charge, although a CDSC may be imposed on redemptions made within 12 months of purchase.

   Class W shares-- Offered at net asset value per share. The class is offered exclusively through advisory fee-based programs sponsored by certain financial intermediaries and other programs.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Fund's registration statement. Class A and Class C shares each make distribution and account maintenance fee payments under the distribution plans pursuant to Rule 12b-1 under the 1940 Act, with Class C shares being subject to higher distribution fee rates. Class W shares have not adopted a 12b-1 plan and make no payments thereunder, however, Class W shares pay a service fee to the Fund's distributor for providing administrative and shareholder services.

   Indemnifications: The Fund's organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising out of the performance of their duties to the Fund. In addition, pursuant to Indemnification Agreements between the Fund and each of the current directors who is not an "interested person," as defined in
   Section 2(a)(19) of the 1940 Act, of the Fund (collectively, the "Disinterested Directors"), the Fund provides the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Fund, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business, the Fund enters into contracts that contain the obligation to indemnify others. The Fund's maximum exposure under these arrangements is unknown. Currently, however, the Fund expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2018 -- (unaudited)
        (continued)

   investment companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

   Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities

   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the "Board"), etc.)

   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Fund's own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

   Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

   The summary of the Fund's assets and liabilities classified in the fair value hierarchy as of June 30, 2018, is reported on a schedule following the Portfolio of Investments.

   Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2018 -- (unaudited)
        (continued)

   one exchange, the Fund uses the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund's shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities and foreign equity futures contracts, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

   Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

   Senior secured floating rate loans ("Loans") are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

   Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

   Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter ("OTC") market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts ("forward contracts") are valued at the 4:00 pm Eastern time forward rate and are generally categorized as Level 2.

   The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   Derivative Instruments:

   Forward Foreign Currency Contracts: During the period, the Fund used forward contracts to protect against uncertainty in the level of future exchange rates.

   A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2018 -- (unaudited)
        (continued)

   daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks to the Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund's loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund's maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

   Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following the Fund's Portfolio of Investments.

   Swap Contracts: The Fund may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract ("centrally cleared swaps"). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the "CCP") and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash collateral for centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, the Fund has no credit exposure to the counterparty as the CCP stands between the Fund and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. The Fund amortizes upfront payments and receipts on swap contracts on a daily basis. Net periodic payments made or received by a Fund is included as part of realized gain
   (loss).

   Credit Default Swap Agreements: During the period, the Fund used credit default swaps on credit indices primarily for liquidity management purposes.

   Credit default swaps generally are contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps,

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2018 -- (unaudited)
        (continued)

   a Fund will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Fund for future potential losses as a result of a credit event on the reference bond or other asset. A Fund effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

   Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection's right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer's default.

   Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation's default.

   Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name's weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2018 -- (unaudited)
        (continued)


   Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule following the Fund's Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period for which a Fund is the seller of protection, if any, are disclosed on a schedule following the Fund's Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

   Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule following the Fund's Portfolio of Investments

   Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset's perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Fund may suffer a loss.

   Master Agreements: The Fund holds derivative instruments and other financial instruments whereby the Fund may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements ("Master Agreements") with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on the Fund's net position with each counterparty. Master Agreements may also include certain provisions that require the Fund to post additional collateral upon the occurrence of certain events, such as when a Fund's net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to the Fund may also occur upon a decline in the Fund's net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty's long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty's credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund's counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Fund's financial statements. The Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2018 -- (unaudited)
        (continued)


   The following tables represent the value of derivatives held as of June 30, 2018, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six-months ended June 30, 2018. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of June 30, 2018, please refer to the Portfolio of Investments.

                             Asset Derivatives
          --------------------------------------------------------
          Credit Contracts      Foreign Exchange Contracts
          -----------------     --------------------------
                                     Forward Foreign
          Swap Contracts(1)       Currency Contracts(3)         Total
          -----------------     --------------------------     -------
                $ --                      $ --                  $ --

                           Liability Derivatives
          --------------------------------------------------------
          Credit Contracts      Foreign Exchange Contracts
          -----------------     --------------------------
                                     Forward Foreign
          Swap Contracts(2)       Currency Contracts(4)         Total
          -----------------     --------------------------     -------
               $3,094                    $26,316               $29,410

       Statement of Assets and Liabilities Location:
          (1)  Unrealized appreciation on swap contracts
          (2)  Unrealized depreciation on swap contracts
          (3)  Unrealized appreciation on forward foreign currency contracts
          (4)  Unrealized depreciation on forward foreign currency contracts

         Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
         -------------------------------------------------------------------------------------
         Credit Contracts                              Foreign Exchange Contracts
         -----------------------                       --------------------------------
                                                            Forward Foreign
         Swap Contracts(1)                               Currency Contracts(2)                    Total
         -----------------------                       --------------------------------          -------------
             $32,854                                            $280,657                         $313,511

         Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
         -------------------------------------------------------------------------------------
         Credit Contracts                              Foreign Exchange Contracts
         -----------------------                       --------------------------------
                                                            Forward Foreign
         Swap Contracts(3)                               Currency Contracts(4)                    Total
         -----------------------                       --------------------------------          -------------
             $(3,094)                                           $23,905                          $20,811

       Statement of Operations Location:
          (1)  Net realized gain (loss) on swap contracts
          (2)  Net realized gain (loss) on forward contracts
          (3) Change in unrealized appreciation (depreciation) on swap contracts
          (4) Change in unrealized appreciation (depreciation) on forward contracts

                       Average Amount Outstanding During
                                  the Period
       ----------------------------------------------------------------
              Credit Contracts(1)          Foreign Exchange Contracts(1)
       ----------------------------------  -----------------------------
                   $ 886,198                        $6,170,242

          --------
          (1)  Amounts represent notional amounts in US dollars.

   The following table sets forth the Fund's derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of June 30, 2018. The repurchase agreements held by the Fund as of June 30, 2018, are also subject to Master Agreements but are not

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2018 -- (unaudited)
        (continued)

   included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Fund's holdings in repurchase agreements.

                                      AIG Senior Floating Rate Fund
                                    ----------------------------------------------
                                    Derivative Assets(1) Derivative Liabilities(1)
                                    -------------------- -------------------------
                                     Forward              Forward                       Net
                                     Foreign              Foreign                   Derivative    Collateral
                                    Currency             Currency                     Assets       Pledged/
Counterparty                        Contracts    Total   Contracts      Total      (Liabilities) (Received)(2) Net Amount(3)
------------                        ---------    -----   ---------       -------   ------------- ------------- -------------
BNP Paribas SA.....................   $ --       $ --     $ 1,516      $ 1,516       $ (1,516)       $ --        $ (1,516)
Credit Suisse International........     --         --          92           92            (92)         --             (92)
UBS AG.............................     --         --      24,708       24,708        (24,708)         --         (24,708)
                                      ----       ----     -------        -------     --------        ----        --------
Total..............................   $ --       $ --     $26,316      $26,316       $(26,316)       $ --        $(26,316)
                                      ====       ====     =======        =======     ========        ====        ========

       -
       (1)Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
       (2)For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
       (3)Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

   Repurchase Agreements: The Fund, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest, to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   As of June 30, 2018, the Fund held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

                                                       Percentage Principal
                                                       Ownership   Amount
                                                       ---------- ---------
    Senior Floating Rate Fund.........................    0.42%   $270,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Bank of America Securities LLC, dated June 29, 2018, bearing interest at a rate of 2.07% per annum, with a principal amount of $65,000,000, a repurchase price of $65,011,213, and a maturity date of July 2, 2018. The repurchase agreement is collateralized by the following:

                                    Interest  Maturity
Type of Collateral                    Rate      Date    Principal Amount    Value
------------------                  -------- ---------- ---------------- -----------
U.S. Treasury Notes................   2.38%  08/15/2024   $67,310,000    $66,312,813

   As of June 30, 2018, the Fund held an undivided interest in a joint repurchase agreement with Barclays Capital, Inc.:

                                                       Percentage Principal
                                                       Ownership   Amount
                                                       ---------- ---------
    Senior Floating Rate Fund.........................    0.40%    $60,000

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2018 -- (unaudited)
        (continued)


   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Barclays Capital, Inc., dated June 29, 2018, bearing interest at a rate of 2.05% per annum, with a principal amount of $15,000,000, a repurchase price of $15,002,563, and a maturity date of July 2, 2018. The repurchase agreement is collateralized by the following:

                                    Interest  Maturity
Type of Collateral                    Rate      Date    Principal Amount    Value
------------------                  -------- ---------- ---------------- -----------
U.S. Treasury Bonds................   4.25%  05/15/2039   $12,606,000    $15,272,957

   As of June 30, 2018, the Fund held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

                                                       Percentage Principal
                                                       Ownership   Amount
                                                       ---------- ---------
    Senior Floating Rate Fund.........................    0.42%   $355,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   BNP Paribas SA, dated June 29, 2018, bearing interest at a rate of 2.10% per annum, with a principal amount of $85,000,000, a repurchase price of $85,014,875, and a maturity date of July 2, 2018. The repurchase agreement is collateralized by the following:

                                    Interest  Maturity
Type of Collateral                    Rate      Date    Principal Amount    Value
------------------                  -------- ---------- ---------------- -----------
U.S. Treasury Notes................   2.38%  08/15/2024   $88,055,600    $86,751,312

   As of June 30, 2018, the Fund held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

                                                       Percentage Principal
                                                       Ownership   Amount
                                                       ---------- ---------
    Senior Floating Rate Fund.........................    0.41%   $190,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Deutsche Bank AG, dated June 29, 2018, bearing interest at a rate of 2.09% per annum, with a principal amount of $46,025,000, a repurchase price of $46,033,016, and a maturity date of July 2, 2018. The repurchase agreement is collateralized by the following:

                                    Interest  Maturity
Type of Collateral                    Rate      Date    Principal Amount    Value
------------------                  -------- ---------- ---------------- -----------
U.S. Treasury Notes................   1.75%  05/31/2022   $48,665,000    $47,039,135

   As of June 30, 2018, the Fund held an undivided interest in a joint repurchase agreement with RBS Securities, Inc.:

                                                       Percentage Principal
                                                       Ownership   Amount
                                                       ---------- ---------
    Senior Floating Rate Fund.........................    0.43%   $425,000

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2018 -- (unaudited)
        (continued)


   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   RBS Securities, Inc., dated June 29, 2018, bearing interest at a rate of 2.08% per annum, with a principal amount of $100,000,000, a repurchase price of $100,017,333, and a maturity date of July 2, 2018. The repurchase agreement is collateralized by the following:

                                    Interest  Maturity
Type of Collateral                    Rate      Date    Principal Amount    Value
------------------                  -------- ---------- ---------------- ------------
U.S. Treasury Notes................   1.38%  02/28/2019   $102,170,000   $102,045,063

   When-Issued Securities and Forward Commitments: The Fund may purchase or sell when-issued securities that have been authorized, but not yet issued in the market. In addition, the Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Fund may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

   Loans: The Fund invests in senior loans which generally consist of direct debt obligations of companies (collectively, "Borrowers"), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower's business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis. Unsettled loans at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date. For financial statement purposes, the Fund amortizes all premiums and accretes all discounts. Facility fees received, which were $144,333 for the six months ended June 30, 2018, are accreted to income over the life of the Loans. Other income, including amendment fees, commitment fees, letter of credit fees, etc., which were $52,745 for the six months ended June 30, 2018, are recorded as income when received or contractually due to the Fund.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

   Dividends from net investment income are normally declared daily and paid monthly. Capital gain distributions, if any, are paid annually. The Fund records dividends and distributions to the shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by the reclassifications.

   The Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income,

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2018 -- (unaudited)
        (continued)

   including any net capital gains on investments, to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that the Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

   The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2014-2016 or expected to be taken in the Fund's 2017 tax return. The Fund is not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund files U.S. federal and certain state income tax returns. With few exceptions, the Fund is no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2014.

   Foreign Currency Translation: The books and records of the Fund is maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

   The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

   Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Note 3. Capital Share Transactions

                                                                                    For the
                                                                               six months ended               For the
                                                                                 June 30, 2018              year ended
                                                                                  (unaudited)            December 31, 2017
                                                                           ------------------------  ------------------------
                                                                             Shares       Amount       Shares       Amount
Class A                                                                    ----------  ------------  ----------  ------------
Shares sold...............................................................  3,481,735  $ 28,250,465   3,434,101  $ 27,824,751
Reinvested dividends......................................................    208,855     1,693,118     421,399     3,408,788
Shares redeemed........................................................... (2,460,136)  (19,964,594) (8,657,492)  (70,030,581)
                                                                           ----------  ------------  ----------  ------------
Net increase (decrease) in shares outstanding before automatic conversion.  1,230,454     9,978,989  (4,801,992)  (38,797,042)
Shares issued/(reacquired) upon automatic conversion......................  1,321,179    10,727,966          --            --
                                                                           ----------  ------------  ----------  ------------
   Net increase (decrease)................................................  2,551,633  $ 20,706,955  (4,801,992) $(38,797,042)
                                                                           ==========  ============  ==========  ============

                                                                                    For the
                                                                               six months ended               For the
                                                                                 June 30, 2018              year ended
                                                                                  (unaudited)            December 31, 2017
                                                                           ------------------------  ------------------------
                                                                             Shares       Amount       Shares       Amount
Class C                                                                    ----------  ------------  ----------  ------------
Shares sold...............................................................    554,927  $  4,498,671   1,459,830  $ 11,815,111
Reinvested dividends......................................................    201,078     1,629,576     487,601     3,943,236
Shares redeemed........................................................... (3,631,716)  (29,435,604) (4,475,181)  (36,188,359)
                                                                           ----------  ------------  ----------  ------------
Net increase (decrease) in shares outstanding before automatic conversion. (2,875,711)  (23,307,357) (2,527,750)  (20,430,012)
Shares issued/(reacquired) upon automatic conversion...................... (1,322,808)  (10,727,966)         --            --
                                                                           ----------  ------------  ----------  ------------
   Net increase (decrease)................................................ (4,198,519) $(34,035,323) (2,527,750) $(20,430,012)
                                                                           ==========  ============  ==========  ============

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2018 -- (unaudited)
        (continued)

                                                                                   For the                  For the
                                                                               six months ended     period April 20, 2017@
                                                                                June 30, 2018        through December 31,
                                                                                 (unaudited)                 2017
                                                                           -----------------------  ----------------------
                                                                             Shares       Amount      Shares      Amount
Class W                                                                    ----------  -----------  ---------  -----------
Shares sold...............................................................  1,162,268  $ 9,442,927  3,180,792  $25,734,259
Reinvested dividends......................................................     35,746      290,075     24,217      196,167
Shares redeemed........................................................... (1,028,077)  (8,356,538)  (763,311)  (6,184,018)
                                                                           ----------  -----------  ---------  -----------
Net increase (decrease) in shares outstanding before automatic conversion.    169,937    1,376,464  2,441,698   19,746,408
Shares issued/(reacquired) upon automatic conversion......................         --           --         --           --
                                                                           ----------  -----------  ---------  -----------
   Net increase (decrease)................................................    169,937  $ 1,376,464  2,441,698  $19,746,408
                                                                           ==========  ===========  =========  ===========

Note 4. Purchases and Sales of Securities

   During the six months ended June 30, 2018, the Fund's cost of purchases and proceeds from sale of long-term investments, including loan principal paydowns, were $60,565,050 and $63,781,075, respectively.

Note 5. Investment Advisory Agreement and Other Transactions with Affiliates

   The Fund has entered into an Investment Advisory and Management Agreement (the "Advisory Agreement") with SunAmerica. Pursuant to the Advisory Agreement, SunAmerica provides continuous supervision of the Fund and administers its corporate affairs, subject to the general review and oversight of the Board. In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of the Fund's books and records and pays the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its affiliates. SunAmerica also selects, contracts with and compensates the subadviser to manage the Fund's assets. The Fund will pay SunAmerica a monthly management fee at the following annual rates, based on the average daily net assets of the Fund: 0.85% on the first $1 billion; 0.80% on the next $1 billion; and 0.75% in excess of $2 billion.

   Pursuant to an Advisory Fee Waiver Agreement, effective through April 30, 2019, SunAmerica is contractually obligated to waive its advisory fee with respect to the Fund so that the advisory fee payable by the Fund to SunAmerica equals 0.69% on the first $2 billion of average daily net assets and 0.64% above $2 billion of average daily net assets. For the period ended June 30, 2018, SunAmerica waived $63,373 of investment advisory fees.

   Wellington Management Company LLP ("Wellington") acts as subadviser to the Fund pursuant to a Subadvisory Agreement with SunAmerica. Under the Subadvisory Agreement, Wellington manages the investment and reinvestment of the Fund's assets. For compensation for its services as subadviser, Wellington is entitled to receive from SunAmerica a monthly fee payable at the following annual rates: 0.30% of average daily net assets on the first $500 million and 0.25% thereafter. Pursuant to a Subadvisory Fee Waiver Agreement, effective through April 30, 2019, Wellington is contractually obligated to waive a portion of its subadvisory fee with respect to the Fund so that the subadvisory fee payable by SunAmerica to Wellington Management is equal to 0.14% of the Fund's average daily net assets. The fee paid to the subadviser is paid by SunAmerica and not the Fund.

   Pursuant to the Administrative Services Agreement (the "Administrative Agreement"), SunAmerica acts as the Fund's administrator and is responsible for providing and supervising the performance by others, of administrative services in connection with the operations of the Fund, subject to supervision by the Fund's Board. For its services, SunAmerica receives an annual fee equal to 0.20% of average daily net assets of the Fund. For the six months ended June 30, 2018, SunAmerica earned fees as reflected in the Statement of Operations based upon the aforementioned rate.

   The Fund has entered into a Distribution Agreement with AIG Capital Services, Inc. ("ACS" or the "Distributor"), an affiliate of the Adviser. The Fund has adopted a Distribution Plan on behalf of each class of shares (other than Class W shares) (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan" and "Class C Plan". In adopting the Plans, the Board determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2018 -- (unaudited)
        (continued)


   Under the Class A Plan and Class C Plan, the Distributor receives payments from the Fund at an annual rate of 0.10% and 0.50%, respectively, of the average daily net assets of the Fund's Class A and Class C shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year, the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. The Plans provide that the Class A and Class C shares of the Fund will pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. The Distributor does not receive or retain any distribution and/or account maintenance fees for any shares when the shareholder does not have a broker of record. For the six months ended June 30, 2018, ACS received fees (see Statement of Operations) based upon the aforementioned rates. The Fund has entered into an Administrative and Shareholder Services Agreement with ACS, pursuant to which ACS is paid an annual fee of 0.15% of average daily net assets of Class W shares as compensation for providing additional shareholder services to Class W shareholders. For the six months ended June 30, 2018, ACS earned fees as reflected in the Statement of Operations based on the aforementioned rate.

   For the six months ended June 30, 2018, ACS received sales charges on Class A shares of $62,314, of which $34,354 was reallowed to affiliated broker-dealers and $16,471 to non-affiliated broker-dealers. In addition, ACS receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of Class A and Class C shares. For the six months ended June 30, 2018, ACS received contingent deferred sales charges of $1,648.

   The Fund has entered into a Service Agreement with AIG Fund Services, Inc. ("AFS") an affiliate of the Adviser. Under the Service Agreement, AFS performs certain shareholder account functions by assisting the Fund's transfer agent in connection with the services that it offers to the shareholders of the Fund. The Service Agreement, which permits the Fund to compensate AFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Board. For the six months ended June 30, 2018, the Fund incurred the following expenses, which are included in the transfer agent fees and expenses payable in the Statement of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate AFS pursuant to the terms of the Service Agreement.

                                                         Payable at
                                               Expense  June 30, 2018
           -                                   -------- -------------
           Class A............................ $112,313    $20,305
           Class C............................  128,809     18,606
           Class W............................   21,298      3,824

   SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's annual operating expenses at 1.15% for Class A, 1.55% for Class C and 0.95% for Class W of average daily net assets. Prior to May 1, 2018, SunAmerica contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's annual operating expenses at 1.45% for Class A, 1.75% for Class C and 1.25% for Class W of average daily net assets. For purposes of waived fees and/or reimbursed expense calculations, annual Fund operating expenses shall not include extraordinary expenses, (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees and other expenses not incurred in the ordinary course of the Fund's business. The expense reimbursements and fee waivers will continue indefinitely, unless terminated by the Board, including a majority of the Disinterested Directors. For the six months ended June 30, 2018, SunAmerica waived fees and/or reimbursed expenses as follows: Class A $246,399, Class C $311,170 and Class W $56,231.

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2018 -- (unaudited)
        (continued)


Note 6. Federal Income Taxes

   The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from dividends payable and wash sales.

               Distributable Earnings               Tax Distributions
       ----------------------------------------    -------------------------------------
        For the year ended December 31, 2017       For the year ended December 31, 2017
       ----------------------------------------    -------------------------------------
                 Long-term Gains/   Unrealized                         Long-term
       Ordinary    Capital and     Appreciation/    Ordinary           Capital
       Income     Other Losses     (Depreciation)   Income              Gains
       --------  ----------------  --------------      -----------     ---------
       $6,252     $(22,880,388)    $(5,072,933)    $9,629,365            $--

   Capital Loss Carryforwards: At December 31, 2017 for Federal income tax purposes, the Fund has $22,880,388 of unlimited long-term capital losses. For the year ended December 31, 2017, the fund utilized short-term capital losses of $307,778 and expired capital loss carryforwards of $27,303,177.+
   -----
+ On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, a fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

   Under the current law, capital losses realized after October 31 and specified ordinary losses may be deferred and treated as occurring on the first day of the following year. For the year ended December 31, 2017, the fund deferred $38,019 of late year ordinary losses, $214,499 of post-October short-term capital gains and $565,264 of post-October long-term capital losses.

   At June 30, 2018, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities, repurchase agreements and derivatives, were as follows:

   Cost (tax basis)............................................ $246,156,904
                                                                ============
   Gross unrealized appreciation...............................      817,693
   Gross unrealized depreciation...............................   (5,363,763)
                                                                ------------
   Net unrealized depreciation................................. $ (4,546,070)
                                                                ============

   On December 22, 2017, the Tax Cuts and Jobs Act (the "Act") was signed into law. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Management is currently evaluating the impact, if any, on the financial statements and the accompanying notes to financial statements.

Note 7. Line of Credit

   The Fund, along with certain other funds managed by the Adviser has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company ("State Street"), the Fund's custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit and an upfront fee of $25,000 on the uncommitted line of credit. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000.

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2018 -- (unaudited)
        (continued)


   For the six months ended June 30, 2018, the Fund did not utilize the line of credit.

Note 8. Interfund Lending

   Pursuant to the exemptive relief granted by the SEC, the Fund is permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended June 30, 2018, the Fund did not participate in this program.

Note 9. Investment Concentration

   The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a variable rate senior loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation but not with the borrower directly. As such, the Fund is subject to the credit risk of the borrower, selling participant, lender or other persons positioned between the Fund and the borrower.

Note 10. Unfunded Loan Commitments

   At June 30, 2018, the Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

                                                  Maturity      Principal
Borrower                                Type        Date         Amount    Value
--------                            ------------ ----------     --------- --------
Dental Corp. Perfect Smile ULC..... Delayed Draw 06/06/2025     $124,328  $124,328
EG Group Limited................... Delayed Draw 02/06/2025 EUR  133,998   154,397
Gentiva Health Services, Inc....... Delayed Draw 07/02/2025      311,589   311,589
Gopher Sub, Inc.................... Delayed Draw 02/03/2025       26,582    26,316

        SunAmerica Senior Floating Rate Fund, Inc.
        APPROVAL OF THE INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS -- June 30, 2018 -- (unaudited)

The Board of Directors (the "Board" the members of which are referred to as "Directors") of AIG Senior Floating Rate Fund, Inc (the "Fund"), including the Directors who are not "interested persons," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Directors"), of the Fund, SunAmerica Asset Management, LLC ("SunAmerica") or Wellington Management Company LLP ("Wellington"), approved the continuation of the Investment Advisory and Management Agreement between the Fund and SunAmerica (the "Advisory Agreement") for a one-year period ending June 30, 2019 at an in-person meeting held on June 5-6, 2018 (the "Meeting"). At the Meeting, the Board, including the Independent Directors, also approved the continuation of the Subadvisory Agreement between SunAmerica and Wellington with respect to the Fund for a one-year period ending June 30, 2019 (the "Subadvisory Agreement," and together with the Advisory Agreement, the "Agreements").

In accordance with Section 15(c) of the 1940 Act, the Board requested, and SunAmerica and Wellington provided materials relating to the Board's consideration of whether to approve the continuation of the Agreements. These materials included: (a) a summary of the services provided to the Fund by SunAmerica and its affiliates, and by Wellington; (b) information independently compiled and prepared by Broadridge Financial Solutions, Inc. ("Broadridge"), an independent third-party provider of mutual fund data on fees and expenses of the Fund, and the investment performance of the Fund as compared with a peer group of funds, along with fee and performance data with respect to the Fund and any other mutual funds or accounts advised or subadvised by SunAmerica or Wellington with similar investment objectives and/or strategies, as applicable;
(c) information on the profitability of SunAmerica and its affiliates, and a discussion relating to indirect benefits; (d) information relating to economies of scale; (e) information about SunAmerica's general compliance policies and procedures and the services it provides in connection with its oversight of subadvisers; (f) information about SunAmerica's and Wellington's risk management processes; (g) information regarding brokerage and soft dollar practices; and (h) information about the key personnel of SunAmerica and its affiliates, and Wellington, that are involved in the investment management, administration, compliance and risk management activities with respect to the Fund, as well as current and projected staffing levels and compensation practices.

In determining whether to approve the continuation of the Agreements, the Board, including Independent Directors, considered at the Meeting, and from time to time as appropriate, factors it deemed relevant, including the following information:

Nature, Extent and Quality of Services Provided by SunAmerica and Wellington

The Board, including the Independent Directors, considered the nature, extent and quality of services provided by SunAmerica. The Board noted that the services include acting as investment manager and adviser to the Fund, managing the daily business affairs of the Fund, and obtaining and evaluating economic, statistical and financial information to formulate and implement the Fund's investment policies. Additionally, the Board observed that SunAmerica provides office space, bookkeeping, accounting, legal and compliance, clerical and administrative services and has authorized its officers and employees, if elected, to serve as officers or directors of the Fund without compensation. The Board also noted that SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including Wellington. In addition to the quality of the advisory services provided by SunAmerica, the Board considered the quality of the administrative and other services provided by SunAmerica to the Fund pursuant to the Advisory Agreement. Additionally, the Board observed that SunAmerica performs or supervises the performance by others of other administrative services in connection with the operation of the Fund pursuant to the Administrative Services Agreement between SunAmerica and the Fund (the "Administrative Services Agreement").

In connection with the services provided by SunAmerica, the Board analyzed the structure and duties of SunAmerica's fund administration, accounting, operations, legal and compliance departments and concluded that they were adequate to meet the needs of the Fund. The Board also reviewed the personnel responsible for providing advisory services to the Fund and other key personnel of SunAmerica in addition to current and projected staffing levels and compensation practices. The Board concluded, based on its experience and interaction with SunAmerica, that: (i) SunAmerica would continue to be able to retain quality investment and other personnel; (ii) SunAmerica has exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) SunAmerica has been responsive to requests of the Board; and (iv) SunAmerica has kept the Board apprised of

        SunAmerica Senior Floating Rate Fund, Inc.
        APPROVAL OF THE INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS -- June 30, 2018 -- (unaudited) (continued)

developments relating to the Fund and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fees and that the quality of services continues to be high. The Board also noted the high quality of services under the Administrative Services Agreement.

The Board also considered SunAmerica's reputation and relationship with the Fund and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered SunAmerica's experience in providing management and investment advisory and administrative services to advisory clients and noted that as of March 31, 2018, SunAmerica managed, advised and/or administered approximately $89.5 billion in assets. In addition, the Board considered SunAmerica's code of ethics and its commitment to compliance generally and with respect to its management and administration of the Fund. The Board also considered SunAmerica's risk management processes. The Board further observed that SunAmerica has developed internal procedures for monitoring compliance with the investment objectives, policies and restrictions of the Fund as set forth in the Fund's prospectus. The Board also reviewed SunAmerica's compliance and regulatory history and noted that there were no material legal, regulatory or compliance issues that would potentially impact SunAmerica in effectively serving as the investment adviser to the Fund.

The Board also considered the nature, extent and quality of services provided by Wellington. The Board observed that Wellington is responsible for providing day-to-day investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the Fund, or portion thereof, that Wellington manages, subject to the oversight and review of SunAmerica. The Board reviewed Wellington's history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel that are responsible for providing subadvisory services to the Fund, and other key personnel of Wellington, in addition to current and projected staffing levels and compensation practices, and concluded, based on its experience with Wellington, that Wellington: (i) has been able to retain high quality portfolio managers and other investment personnel; (ii) has exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the Subadvisory Agreement; and (iii) has been responsive to requests of the Board and of SunAmerica. In addition, the Board considered Wellington's code of ethics and risk management process. The Board further observed that Wellington has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Fund as set forth in the Fund's prospectus. The Board also reviewed Wellington's compliance and regulatory history and noted that there were no material legal, regulatory or compliance issues that would potentially impact Wellington from effectively serving as a subadviser to the Fund. The Board concluded that the nature and extent of services provided by Wellington under the Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fees and that the quality of services continues to be high.

Investment Performance

The Board, including the Independent Directors, also considered the investment performance of SunAmerica and Wellington with respect to the Fund. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to the Fund's peer group ("Peer Group") and peer universe ("Peer Universe") as independently determined by Broadridge and to an appropriate index or combination of indices, including the Fund's benchmarks. The Board was provided with a description of the methodology used by Broadridge to select the funds in the Peer Group and Peer Universe.

The Board noted that performance information was for the periods ended
March 31, 2018. The Board also noted that it regularly reviews the performance of the Fund throughout the year. The Board further noted that, while it monitors performance of the Fund closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years.

The Board considered that the Fund's performance was above the median of its Peer Group for the one- and five-year periods and equal to the median of its Peer Group for the three-year period. The Board also considered that the Fund's performance was below the median of its Peer Universe for the one-year period and above the median of its Peer Universe for the three- and five-year periods. The Board further noted that the Fund underperformed its Broadridge Index

        SunAmerica Senior Floating Rate Fund, Inc.
        APPROVAL OF THE INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS -- June 30, 2018 -- (unaudited) (continued)

for the one-year period, outperformed its Broadridge Index for the three-year period and equaled the performance of its Broadridge Index for the five-year period. The Board noted management's discussion of the Fund's performance and concluded that the Portfolio's overall performance was satisfactory.

Consideration of the Management Fees and the Cost of the Services and Profits to be Realized by SunAmerica, Wellington and their Affiliates from the Relationship with the Fund

The Board, including the Independent Directors, received and reviewed information regarding the fees paid by the Fund to SunAmerica pursuant to the Advisory Agreement and the fees paid by SunAmerica to Wellington pursuant to the Subadvisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SunAmerica, Wellington or their affiliates in connection with providing such services to the Fund.

To assist in analyzing the reasonableness of the management fees for the Fund, the Board received reports independently prepared by Broadridge. The reports showed comparative fee information for the Fund's Peer Group and Peer Universe as determined by Broadridge, including rankings within each category. In considering the reasonableness of the management fees to be paid by the Fund to SunAmerica, the Board reviewed a number of expense comparisons, including:
(i) contractual and actual management fees; and (ii) actual total operating expenses. In considering the Fund's total operating expenses, the Board analyzed the level of fee waivers and expense reimbursements and the net expense caps contractually agreed upon by SunAmerica. The Board further considered that, unlike the funds in the Peer Group and Peer Universe, the fee waivers and/or reimbursements being made by SunAmerica with respect to the Funds are only reflected in the total expenses category of the Broadridge reports, rather than also being reflected as specific management fee waivers in the actual management fees category of the Broadridge reports. As a result, the Board took into account that the actual management fees presented by Broadridge for the funds in the Peer Group and Peer Universe may appear lower on a relative basis. The Board also considered the various expense components of the Fund and compared the Fund's net expense ratio to those of other funds within its Peer Group and Peer Universe as a guide to help assess the reasonableness of the management fee for the Fund. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Group and Peer Universe since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Broadridge as a whole was useful in assessing whether SunAmerica was providing services at a cost that was competitive with other, similar funds.

The Board further considered services and management fees received by SunAmerica with respect to other mutual funds with similar investment strategies to the Fund. The Board then noted the management fee paid by the Fund was reasonable as compared to the fees SunAmerica was receiving from other mutual funds for which it serves as adviser.

The Board also received and reviewed information regarding the fees paid by SunAmerica to Wellington pursuant to the Subadvisory Agreement. To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report independently prepared by Broadridge. The report showed comparative fee information of the Fund's Peer Group and/or Peer Universe that the Directors used as a guide to help assess the reasonableness of the subadvisory fee. The Directors noted that the Peer Group/Universe information as a whole was useful in assessing whether Wellington was providing services at a cost that was competitive with other, similar funds. The Directors also considered that the subadvisory fee is paid by SunAmerica out of its management fees and not by the Fund, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fee paid out by SunAmerica and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by SunAmerica and Wellington, respectively.

The Board also considered fees received by Wellington with respect to other mutual funds and accounts with similar investment strategies to the Fund for which Wellington serves as adviser or subadviser, to the extent applicable. The Board noted in particular that the similar accounts identified by Wellington were institutional separate accounts, and Wellington highlighted certain differences between these separate accounts and the Fund, including that these separate accounts are subject to different investment limitations and restrictions and do not experience daily cash flows in a

        SunAmerica Senior Floating Rate Fund, Inc.
        APPROVAL OF THE INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS -- June 30, 2018 -- (unaudited) (continued)

manner similar to the Fund. The Board then noted that the subadvisory fee paid by SunAmerica to Wellington was reasonable as compared to fees Wellington receives for other comparable accounts for which they serve as adviser or subadviser.

The Board considered that the Fund's actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the Fund's total expenses were above the medians of its Peer Group and Peer Universe. The Board noted that the Fund's advisory fee contains breakpoints and further noted management's discussions regarding the Fund's expenses. The Board also took into account recent actions to reduce Fund expenses through management fee waivers and expense limitations.

Profitability

The Board also considered SunAmerica's profitability and the benefits SunAmerica and its affiliates received from their relationship with the Fund. The Board received and reviewed financial statements relating to SunAmerica's financial condition and profitability with respect to the services it provided the Fund and considered how profit margins could affect SunAmerica's ability to attract and retain high quality investment professionals and other key personnel. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by SunAmerica and its affiliates that provide services to the Fund. In particular, the Board considered the contractual fee waivers and/or expense reimbursements agreed to by SunAmerica.

The Board considered the profitability of SunAmerica under the Advisory Agreement, including the amount of management fees retained after payment to Wellington, as well as the profitability of SunAmerica under the Administrative Services Agreement, and considered the profitability of SunAmerica's affiliates under the Rule 12b-1 Plans, Service Agreement and Administrative and Shareholder Services Agreement. Additionally, the Board considered whether SunAmerica, Wellington and their affiliates received any indirect benefits from the relationship with the Fund. Specifically, the Board observed that AIG Federal Savings Bank, an affiliate of SunAmerica, serves as custodian with respect to certain shareholder retirement accounts that are administered by SunAmerica and receives a fee payable by the qualifying shareholders. The Board further considered whether there were any collateral or "fall-out" benefits that SunAmerica and its affiliates may derive as a result of their relationship with the Fund. The Board noted that SunAmerica believes that any such benefits are de minimis and do not impact the reasonableness of the management fees.

The Board also reviewed financial statements and/or other information from Wellington and considered whether Wellington had the financial resources necessary to attract and retain high quality investment management personnel and to provide a high quality of services.

The Board concluded that SunAmerica and Wellington had the financial resources necessary to perform its obligations under the Agreements and to continue to provide the Fund with the high quality services that they had provided in the past. The Board further concluded that the management fees were reasonable in light of the factors discussed above.

Economies of Scale

The Board, including the Independent Directors, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Fund. The Board considered that as a result of being part of the AIG fund complex, the Fund shares common resources and may share certain expenses, and if the size of the complex increases, the Fund could incur lower expenses than it otherwise would achieve as a stand-alone entity. The Board also took into account that the Fund had a management fee arrangement that included breakpoints that will adjust the fee downward as the size of the Fund increases, thereby allowing the shareholders to potentially participate in any economies of scale. The Board further noted that SunAmerica has agreed to contractually cap the total annual operating expenses of the Fund at certain levels. The Board observed that those expense caps benefited shareholders by limiting total fees even in the absence of breakpoints or economies of scale. The Board concluded that the Fund's management fee structure was reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of additional breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

        SunAmerica Senior Floating Rate Fund, Inc.
        APPROVAL OF THE INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS -- June 30, 2018 -- (unaudited) (continued)


The Board noted that the Subadvisory Agreement included breakpoints, but did not review specific information regarding whether there have been economies of scale with respect to Wellington's management of the Fund because it regards that information as less relevant at the subadviser level. Rather, the Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreement and concluded that the management fee structure, including the amount of management fee retained by SunAmerica, was reasonable in light of the factors described above.

Other Factors

In consideration of the Agreements, the Board also received information regarding SunAmerica's and Wellington's brokerage and soft dollar practices. The Board considered that Wellington is responsible for decisions to buy and sell securities for the Fund, selection of broker-dealers and negotiation of commission rates, as applicable. The Board also considered that the Fund invests primarily in senior secured floating rate loans and, therefore, the Fund generally does not incur significant brokerage commissions.

Conclusion

After a full and complete discussion, the Board approved the Agreements, each for a one-year period ending June 30, 2019. Based upon its evaluation of all these factors in their totality, the Board, including the Independent Directors, was satisfied that the terms of the Agreements were fair and reasonable and in the best interests of the Fund and the Fund's shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and each Independent Director may have attributed different weights to different factors. The Independent Directors were also assisted by the advice of independent legal counsel in making this determination.

[LOGO]
AIG Funds
Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311

Directors                  VOTING PROXIES ON FUND     DISCLOSURE OF QUARTERLY
 Dr. Judith L. Craven      PORTFOLIO SECURITIES       PORTFOLIO HOLDINGS
 William F. Devin          A description of the       The Fund is required to
 Richard W. Grant          policies and proce-dures   file its com-plete
 Stephen J. Gutman         that the Fund uses to      schedule of portfolio
 Peter A. Harbeck          determine how to vote      holdings with the U.S.
 Eileen A. Kamerick        proxies related to         Securities and Exchange
Officers                   securities held in the     Commission for its first
 John T. Genoy, President  Fund's portfolio, which    and third fiscal quarters
   and Chief Executive     is available in the        on Form N-Q. The Fund's
   Officer                 Fund's Statement of        Forms N-Q are available
 James Nichols, Vice       Additional Information     on the U.S. Securities
   President               may be ob-tained without   and Exchange Commission's
 Tim Pettee, Vice          charge upon request, by    website at
   President               calling (800) 858-8850.    http://www.sec.gov. You
 Christopher C. Joe,       This in-formation is also  can also review and
   Chief Compliance        available from the EDGAR   obtain copies of the
   Officer                 database on the U.S.       Forms N-Q at the U.S.
 Gregory N. Bressler,      Secu-rities and Exchange   Securities and Exchange
   Secretary               Commission's website at    Commission's Public
 Gregory R. Kingston,      http://www.sec.gov.        Refer-ence Room in
   Treasurer               DELIVERY OF SHAREHOLDER    Washington, DC
 Kathleen Fuentes, Chief   DOCUMENTS                  (information on the
   Legal Officer and       The Fund has adopted a     operation of the Public
   Assistant Secretary     policy that allows it to   Reference Room may be
 Matthew J. Hackethal,     send only one copy of the  ob-tained by calling
   Anti-Money Laundering   Fund's prospectus, proxy   1-800-SEC-0330).
   Compliance Officer      material, annual report    PROXY VOTING RECORD ON
 Donna McManus, Vice       and semi-annual report     FUND PORTFOLIO SECURITIES
   President and           (the "shareholder          Information regarding how
   Assistant Treasurer     documents") to             the Fund voted proxies
 Shawn Parry, Vice         shareholders with          relating to securities
   President and           multiple accounts          held in the Fund's
   Assistant Treasurer     residing at the same       portfolio during the most
Investment Adviser         "household." This          recent twelve month
 SunAmerica Asset          practice is called         period ended June 30 is
   Management, LLC         householding and reduces   available, once filed
 Harborside 5              Fund expenses, which       with the U.S. Securities
 185 Hudson Street, Suite  benefits you and other     and Exchange Commis-sion,
   3300                    shareholders. Unless the   without charge, upon
 Jersey City, NJ 07311     Fund receives              request, by calling
Distributor                instructions to the        (800) 858-8850 or on the
 AIG Capital Services,     con-trary, you will only   U.S. Securities and
   Inc.                    receive one copy of the    Exchange Commission's
 Harborside 5              shareholder documents.     website at
 185 Hudson Street, Suite  The Fund will continue to  http://www.sec.gov.
   3300                    household the              This report is submitted
 Jersey City, NJ 07311     share-holder documents     solely for the general
Shareholder Servicing      indefinitely, until we     information of
Agent                      are instructed otherwise.  shareholders of the Fund.
 AIG Fund Services, Inc.   If you do not wish to      Distribution of this
 Harborside 5              participate in             report to persons other
 185 Hudson Street, Suite  house-holding, please      than shareholders of the
   3300                    contact Shareholder        Fund is authorized only
 Jersey City, NJ 07311     Services at (800)          in connection with a
Transfer Agent             858-8850 ext. 6010 or      currently effective
 DST Asset Manager         send a written request     prospectus, setting forth
   Solutions, Inc.         with your name, the name   details of the Fund,
 303 W 11th Street         of your fund(s) and your   which must precede or
 Kansas City, MO 64105     account number(s) to AIG   accompany this report.
Custodian                  Funds, P.O. Box 219186,    The accompanying report
 State Street Bank and     Kansas City MO,            has not been audited by
   Trust Company           64121-9186. We will        independent accountants
 One Lincoln St.           resume individual          and accordingly no
 Boston, MA 02111          mailings for your account  opinion has been
                           within thirty (30) days    expressed thereon.
                           of receipt of your
                           request.

                                    [GRAPHIC]


Go Paperless!!

Did you know that you have the option to receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

It's Quick -- Fund documents will be received faster than via traditional mail.

It's Convenient -- Elimination of bulky documents from personal files.

It's Cost Effective -- Reduction of your Fund's printing and mailing costs.

To sign up for electronic delivery, follow these simple steps:

                   1   Go to www.aig.com/funds
                   2   Click on the link to "Go Paperless!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.aig.com/funds at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

For information on receiving this report online, see inside back cover.

AIG Funds are advised by SunAmerica Asset Management, LLC (SAAMCo) and distributed by AIG Capital Services, Inc. (ACS), Member FINRA. Harborside
5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311, 800-858-8850. SAAMCo and ACS are members of American International Group, Inc. (AIG).

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the AIG Funds Sales Desk at 800-858-8850, ext. 6003, or at aig.com/funds. Read the prospectus carefully before investing.


[LOGO]

aig.com/funds

SFSAN - 6/18

Item 2. Code of Ethics

      Not applicable.

Item 3. Audit Committee Financial Expert.

      Not applicable.

Item 4. Principal Accountant Fees and Services.

      Not applicable.

Item 5. Audit Committee of Listed Registrants.

     Not  applicable.

Item 6. Investments.

     Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     Not  applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

     Not  applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

     Not  applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

     There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this
     Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.


Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

         Not applicable.

Item 13. Exhibits.

     (a)  (1)  Not applicable.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.


By: /s/ John T. Genoy
    ------------------------------------
    John T. Genoy
    President

Date: September 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John T. Genoy
    ------------------------------------
    John T. Genoy
    President

Date: September 7, 2018


By: /s/ Gregory R. Kingston
    ------------------------------------
    Gregory R. Kingston
    Treasurer

Date: September 7, 2018